--------------------------------------------------------------------------------

           -----------------------------------------------------------
                                  SMITH BARNEY
                                    MUNICIPAL
                             MONEY MARKET FUND, INC.
           -----------------------------------------------------------

                         ANNUAL REPORT | MARCH 31, 2003

                 [LOGO] Smith Barney
                        Mutual Funds
                 Your Serious Money. Professionally Managed.(R)

         Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

           -----------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
           -----------------------------------------------------------

================================================================================
                            LETTER FROM THE CHAIRMAN
================================================================================

[PHOTO OMITTED]

R. JAY GERKEN

Chairman, President and
Chief Executive Officer

Dear Shareholder,

Over the past year, investors flocked to money market funds, driven by a pervasive sense of gloom over the continuing bear market in equities, the weakening global economy, and impending war in Iraq. As U.S. economic growth faltered, short-term interest rates fell dramatically, with money market yields dropping to a four-decade low.

Throughout the period, your portfolio targeted shorter-term investment-grade municipal securities, which provide a safe harbor for investment dollars. Anticipating that the economy will gradually recover and interest rates may eventually rise, the portfolio managers shortened the average maturity of the Fund to nearly one month as of the period's close. This approach will enable the managers to move faster in reinvesting proceeds from securities "coming due" into potentially higher-yielding issues in the future.

Many states have been grappling with budget deficits brought on by the faltering economy, layoffs and declining incomes -- all leading to lower tax revenues. As detailed in the following letter, your managers have responded by keeping the portfolio well diversified among an array of municipal securities, which can help dampen volatility. Also, the portfolio managers increased the Fund's exposure to insured bonds and to so-called revenue bonds, which are backed by the generally reliable income from the operation of essential municipal infrastructures, such as toll bridges and tunnels.

Bottom line: As an investor, you should always work with your financial adviser to design and maintain a portfolio that suits your long-term goals and appetite for risk to help ensure that you are on track toward achieving your long-term goals.

As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals. Please read on to learn more about your Fund's performance and the Manager's strategy.

Sincerely,


/s/ R. Jay Gerken


R. Jay Gerken
Chairman, President and Chief Executive Officer

April 10, 2003


1  Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

================================================================================
                                MANAGER OVERVIEW
================================================================================

[PHOTO OMITTED]                        [PHOTO OMITTED]

JOSEPH P.                              JULIE P.
DEANE                                  CALLAHAN, CFA

Vice President and                     Vice President and
Investment Officer                     Investment Officer

Performance Review

As of March 31, 2003, the seven-day current yield for the Smith Barney Municipal Money Market Fund, Inc. ("Fund") was 0.61% and its seven-day effective yield, which reflects compounding, was also 0.61%. These numbers are the same due to the effects of rounding. On an after-tax basis, these yields would be comparable to earning approximately 0.88% on a taxable investment for an investor in the 31% federal income tax bracket. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. However, certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Swings in Investor Sentiment

When the period began, lingering concerns about the integrity of corporate financial reporting practices and the strength of the U.S. economy prompted investors to shift money into conservative-oriented investments, specifically money market funds that invest in short-term fixed-income securities.

As the period progressed, declining tax receipts due to weaker local economies continued to reduce municipalities' revenues. Many attempted to offset the tax shortfall by borrowing heavily through the issuance of new bonds. Following an economic report released in October that reflected a weak labor market, the Federal Reserve ("Fed")(i) cut short-term interest rates to a four-decade low to help stimulate the economy. (Lower rates can encourage consumers and corporations to borrow and subsequently spend more, thereby increasing economic activity.) That month many investors reallocated money from investment-grade municipal bonds into riskier assets in an effort to earn higher potential returns, and this shift in capital was reflected in the strong performance of the stock market over the October-to-November period.


2  Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

As concerns about Iraq and the economy resurfaced, investors again gravitated to fixed-income securities investments, including money market funds. As of the conclusion of the period, given the low short-term rate environment and rally in fixed-income securities prices (which move opposite to yields), the yields on money market funds dropped to historic lows, although yields on municipal funds in this category generally closed above those of their taxable counterparts on an after-tax basis.

Weaker State Revenues

State tax collections collectively were significantly weaker during the period due to sluggish local economies and the stock market's decline, which reduced the level of state revenues derived from capital gains taxes and personal income taxes. Many states face budget shortfalls and have proposed to address their fiscal situations by using different approaches, such as increasing taxes, cutting government programs and services, or borrowing capital through issuing new debt as an interim solution (or using a combination of these measures). Given the budgetary challenges facing many states, we focused our attention on municipal obligations backed by school districts and essential service revenue bonds to finance public works, such as water-and-sewer and transportation systems, which are supported directly by the operating revenues of these systems. The Fund continued to maintain a diversified mix of securities that included tax-exempt commercial paper, fixed-rate notes and variable-rate demand notes.

Economic and Interest Rate Outlook

Since May 2000, the Fed cut short-term rates from 6.50% to 1.25%. Going forward through 2003 and 2004 (the latter being a presidential-election year), we believe that fiscal stimulus policies such as tax cuts put into place by Congress and the Bush Administration will play a greater role in influencing the direction of the economy and bond markets. If these policy decisions are successfully implemented, which we believe will be the case, the economic climate should improve later this year and into 2004. Once economic activity gains sufficient momentum, we believe the Fed may be inclined to raise its interest rate targets to help keep the economy from becoming "overheated" and to minimize inflationary concerns. When you marry monetary (Fed) and fiscal (Congress) policy together and get them working, that's not an economy that we want to bet against -- and we're not.

Fund Positioning

We believe interest rates are poised to rise and may exert some slight pressure on the market prices of fixed-income securities with longer-term maturities in our investment universe. Therefore, we reduced the average maturity of issues held in the portfolio to just 27 days (as of the period's close). Although the yields on shorter-term issues are marginally lower than the longer-term issues cited, the Fund's shorter average duration will enable us to move faster in reinvesting


3  Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders
proceeds from maturing issues into potentially higher-yielding issues as interest rates rise. We feel this approach makes good sense given the close proximity of yields on shorter- and longer-term issues with maturities of one year or less, in light of our outlook for interest rates.

Particularly in these uncertain times, having professional portfolio management to actively monitor economic activity and navigate a portfolio within a changing environment can be a critical added advantage. We believe that our experience in managing assets in all market environments enables us to more effectively manage your money.

Thank you for your investment in the Smith Barney Municipal Money Market Fund, Inc. We look forward to continuing to help you meet your investment objectives.

Sincerely,


/s/ Joseph P. Deane                    /s/ Julie P. Callahan


Joseph P. Deane                        Julie P. Callahan, CFA
Vice President and                     Vice President and
Investment Officer                     Investment Officer

April 10, 2003

The information provided in this letter by the Manager is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of March 31, 2003 and are subject to change. Please refer to pages 5 through 36 for a list and percentage breakdown of the Fund's holdings.

----------
(i) The Fed is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.


4  Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

================================================================================
Schedule of Investments                                           March 31, 2003
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                          VALUE
======================================================================================================
Alabama -- 1.2%
$ 2,000,000   NR+        Auburn AL IDB (Donaldson Co. Project) 1.30% VRDO AMT           $    2,000,000
  5,935,000   Aa2*       Boaz AL IDB Parker Hannifin Corp. 1.17% VRDO                        5,935,000
  6,000,000   A-1+       Decatur AL IDR (NEO Industries Project) Series 98
                           1.35% VRDO AMT                                                    6,000,000
  7,000,000   A-1+       Huntsville Carlton Cove AL Special Care Facilities Finance
                           Authority (Carlton Cove Inc. Project) Series D 1.15% VRDO         7,000,000
                         Jefferson County AL Sewer Revenue:
 11,000,000   A-1+         Series A FGIC-Insured 1.20% VRDO                                 11,000,000
  1,900,000   A-1+         Series C-2 1.25% VRDO                                             1,900,000
 47,600,000   A-1+         Series C-6 1.15% VRDO                                            47,600,000
 10,000,000   A-1+       Stevenson AL IDB (Mead Corp. Project) Series A
                           1.25% VRDO AMT                                                   10,000,000
------------------------------------------------------------------------------------------------------
                                                                                            91,435,000
------------------------------------------------------------------------------------------------------
Alaska -- 0.3%
 18,295,000   NR+        Alaska HFA Series 99B PART 1.30% VRDO AMT                          18,295,000
  1,600,000   A-1+       Alaska HFC Governmental Purpose University of Alaska
                           Series 97A 1.25% VRDO                                             1,600,000
------------------------------------------------------------------------------------------------------
                                                                                            19,895,000
------------------------------------------------------------------------------------------------------
Arizona -- 1.1%
                         Apache County AZ IDR PCR Tucson Electric Power Co.:
 13,600,000   A-1          Series 83A 1.15% VRDO                                            13,600,000
  1,800,000   A-1+         Series 83B 1.15% VRDO                                             1,800,000
 12,725,000   NR+        Arizona HFA (Royal Oaks Project) 1.15% VRDO                        12,725,000
  4,000,000   Aaa*       Phoenix AZ IDA MFH Del Mar Terrace Series A 1.15% VRDO              4,000,000
 19,200,000   A-1        Pima County AZ IDA IDR Tuscon Electric Power Series A
                           1.15% VRDO                                                       19,200,000
  5,600,000   A-1+       Tempe AZ Excise Tax Revenue (Tempe Center for the Arts
                           Project) 1.20% VRDO                                               5,600,000
 15,000,000   NR+        Tempe AZ IDA (Friendship Living Revenue Project) Series C
                           1.15% VRDO                                                       15,000,000
 12,500,000   A-1+       University of Arizona COP Series B AMBAC-Insured
                           1.15% VRDO AMT                                                   12,500,000
------------------------------------------------------------------------------------------------------
                                                                                            84,425,000
------------------------------------------------------------------------------------------------------
Arkansas -- 0.3%
 15,000,000   Aaa*       Crossett AR PCR (Georgia-Pacific Corp. Project) 1.15% VRDO         15,000,000
  4,900,000   A-1+       Pine Bluff AR IDR (Camden Wire Co. Project) 1.15% VRDO              4,900,000
  3,250,000   A-1        Sheridan AR IDR (Kohler Co. Project) 1.22% VRDO                     3,250,000
------------------------------------------------------------------------------------------------------
                                                                                            23,150,000
------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


5  Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2003
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                          VALUE
======================================================================================================
California -- 1.1%
                         California State RAN:
$ 37,500,000  SP-2         1.30% VRDO                                                   $   37,500,000
  40,000,000  SP-2         1.31% VRDO                                                       40,000,000
 10,000,000   A-1        Oakland-Alameda County CA (Coliseum Project) Series C-1
                           1.20% VRDO                                                       10,000,000
------------------------------------------------------------------------------------------------------
                                                                                            87,500,000
------------------------------------------------------------------------------------------------------
Colorado -- 1.8%
  8,990,000   A-1        Adams County CO School District GO MSTC Series
                           2002-9050 FSA-Insured PART 1.31% VRDO                             8,990,000
  6,700,000   A-1+       Colorado Health Facilities Authority (Bethesda Living Centers
                           Project) 1.15% VRDO                                               6,700,000
                         Colorado HFA MFH:
 11,635,000   Aaa*         Series AA MBIA-Insured 1.20% VRDO                                11,635,000
  2,400,000   A-1+         Series B-3 1.25% VRDO AMT                                         2,400,000
 70,250,000   SP-1+      Colorado State General Fund TRAN Series A
                           3.00% due 6/27/03                                                70,493,475
 12,800,000   VMIG 1*    Colorado Student Loan Authority Series 90A AMBAC-Insured
                           1.25% VRDO AMT                                                   12,800,000
 11,500,000   A-1+       Denver City & County CO (Children's Hospital Association
                           Project) FGIC-Insured 1.15% VRDO                                 11,500,000
  2,545,000   A-1        Dove Valley Metropolitan District Arapahoe County GO
                           1.90% due 11/1/03                                                 2,545,000
                         Regional Transportation District of Colorado:
  7,500,000   A-1+         Series 2001A 1.05% due 5/7/03 TECP                                7,500,000
 10,000,000   A-1+         Transit Vehicles Project COP Series A 1.12% VRDO                 10,000,000
------------------------------------------------------------------------------------------------------
                                                                                           144,563,475
------------------------------------------------------------------------------------------------------
Delaware -- 1.1%
                         Delaware EDA:
                           Hospital Billing:
                              MBIA-Insured:
 23,500,000   A-1                Series A 1.20% VRDO                                        23,500,000
 20,000,000   A-1                Series B 1.15% VRDO                                        20,000,000
 30,000,000   A-1             Series C AMBAC-Insured 1.15% VRDO                             30,000,000
  4,900,000   A-1+         Saint Andrews School Project 1.15% VRDO                           4,900,000
  7,000,000   NR+        Sussex County DE (Perdue Farms Inc. Project)
                           1.30% VRDO AMT                                                    7,000,000
------------------------------------------------------------------------------------------------------
                                                                                            85,400,000
------------------------------------------------------------------------------------------------------
District of Columbia -- 1.9%
                         District of Columbia GO:
  4,225,000   A-1+         Series A FSA-Insured 1.20% VRDO                                   4,225,000
 22,800,000   A-1+         Series C FGIC-Insured 1.15% VRDO                                 22,800,000
 11,565,000   A-1+         Series D MBIA-Insured 1.20% VRDO                                 11,565,000

                       See Notes to Financial Statements.


6  Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2003
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                          VALUE
======================================================================================================
District of Columbia -- 1.9% (continued)
                         District of Columbia Revenue:
$12,235,000   A-1          American Association of Colleges 1.17% VRDO                  $   12,235,000
 13,145,000   A-1          American Society of Microbiology Series 99A 1.17% VRDO           13,145,000
 13,300,000   NR+          Field School Project Series A 1.17% VRDO                         13,300,000
  5,500,000   A-1+         Henry J. Kaiser Family Foundation 1.17% VRDO                      5,500,000
  4,620,000   NR+          HF Enterprises LLC Project 1.37% VRDO AMT                         4,620,000
  3,800,000   A-1+         Medlantic Series C FSA-Insured 1.20% VRDO                         3,800,000
  3,465,000   A-1+         National Children's Center Inc. 1.15% VRDO                        3,465,000
  6,500,000   VMIG 1*      National Geographic Society 1.15% VRDO                            6,500,000
 14,735,000   VMIG 1*      National Public Radio Inc. 1.15% VRDO                            14,735,000
 11,000,000   VMIG 1*      St. Patrick's Episcopal 1.15% VRDO                               11,000,000
                         District of Columbia Water & Sewer Authority Series B TECP:
 10,000,000   A-1+         1.05% due 6/17/03                                                10,000,000
 15,000,000   A-1+         1.05% due 6/19/03                                                15,000,000
  1,000,000   A-1+       Metropolitan Washington DC Airport Authority Series C
                           FSA-Insured 1.25% VRDO AMT                                        1,000,000
------------------------------------------------------------------------------------------------------
                                                                                           152,890,000
------------------------------------------------------------------------------------------------------
Florida -- 3.7%
  4,700,000   VMIG 1*    Alachua County FL Health Facilities Authority Shands
                           Teaching Hospital Series A 1.20% VRDO                             4,700,000
  5,900,000   A-1        Broward County FL Health Facilities Authority MFH (Margate
                           Investments Project) 1.15% VRDO                                   5,900,000
  8,350,000   A-1+       Florida HFA Multi-Family Mortgage Revenue Pinnacle Grove
                           Apartments Series A 1.20% VRDO AMT                                8,350,000
                         Florida Local Government Finance Commission TECP:
 14,974,000   A-1          1.10% due 4/7/03                                                 14,974,000
  3,200,000   A-1          1.15% due 5/2/03                                                  3,200,000
  3,471,000   A-1          1.10% due 5/8/03                                                  3,471,000
  8,280,000   A-1          1.05% due 6/10/03                                                 8,280,000
 10,000,000   A-1          1.05% due 6/11/03                                                10,000,000
  3,800,000   A-1          1.10% due 7/18/03                                                 3,800,000
  6,000,000   AA+        Florida State Board of Education GO Series D
                           5.00% due 6/1/03                                                  6,034,218
                         Florida State Municipal Power Agency Series A TECP:
  9,406,000   A-1          1.05% due 4/2/03                                                  9,406,000
  7,435,000   A-1          1.03% due 5/21/03                                                 7,435,000
 15,000,000   Aaa*       Fort Lauderdale FL Revenue (Pine Crest Preparatory School
                           Project) FSA-Insured 1.15% VRDO                                  15,000,000
                         Highlands County FL Health Facilities Authority Adventist
                           Health System Series A:
 22,990,000   A-1+            1.15% VRDO                                                    22,990,000
 14,000,000   A-1+            MBIA-Insured 1.15% VRDO                                       14,000,000
                         Hillsborough County FL IDA:
  3,920,000   A-1          Petroleum Packers Project 1.30% VRDO AMT                          3,920,000
  4,900,000   NR+          Tampa YMCA Project Series B 1.20% VRDO                            4,900,000

                       See Notes to Financial Statements.


7  Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2003
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                          VALUE
======================================================================================================
Florida -- 3.7% (continued)
$ 3,200,000   A-1+       Jacksonville FL Electric Authority Electric Systems Series B
                           1.20% VRDO                                                   $    3,200,000
 10,695,000   A-1        Jacksonville FL YMCA (Florida First Coast Project)
                           1.17% VRDO                                                       10,695,000
  4,000,000   A-1+       Lee County FL IDR (Shell Point Project) Series 99B
                           1.15% VRDO                                                        4,000,000
  2,630,000   A-1+       Manatee County FL HFA MFH Carriage Club Apartment
                           1.15% VRDO                                                        2,630,000
  2,550,000   NR+        Manatee County FL IDR (Avon Cabinet Corp. Project)
                           1.30% VRDO AMT                                                    2,550,000
  5,070,000   Aa2*       Miami FL Health Facilities Authority (Jewish Home & Hospital
                           Aged Project) 1.15% VRDO                                          5,070,000
  5,500,000   A-1+       Miami-Dade County FL EFA (Florida International University
                           Foundation Project) 1.15% VRDO                                    5,500,000
 20,000,000   MIG 1*     Miami-Dade County FL School District TAN
                           2.75% due 6/26/03                                                20,056,612
                         Miami-Dade FL IDA IDR:
  6,350,000   Aa2*         Carrollton School Project 1.15% VRDO                              6,350,000
  7,250,000   NR+          Lawson Industries Inc. Project 1.30% VRDO AMT                     7,250,000
                         Orange County FL Health Facilities Authority:
  7,700,000   A-1+         Adventist/Sunbelt Health System 1.15% VRDO                        7,700,000
  2,000,000   A-1+         Post Fountains Project 1.15% VRDO                                 2,000,000
 12,000,000   A-1+       Orlando & Orange County Expressway Authority Series C-1
                           FSA-Insured 1.20% VRDO                                           12,000,000
  2,200,000   Aa2*       Pasco County FL Health Facilities Authority MFH (Carlton
                           Arms Magnolia Project) 1.32% VRDO                                 2,200,000
                         Pinellas County FL IDR:
  2,350,000   NR+          Molex EXT Inc. Project 1.37% VRDO AMT                             2,350,000
  6,500,000   A-1+         YMCA Suncoast Inc. Project 1.15% VRDO                             6,500,000
                         Sarasota Memorial Hospital TECP:
  1,000,000   VMIG 1*      Series B 1.05% due 6/13/03                                        1,000,000
  6,400,000   VMIG 1*      Series C 1.05% due 6/13/03                                        6,400,000
    100,000   A-1+       St. John's County FL HFA MFH 1.15% VRDO                               100,000
 21,350,000   VMIG 1*    Sunshine State Governmental Finance Commission
                           AMBAC-Insured 1.12% VRDO                                         21,350,000
  3,660,000   Aa2*       Tallahassee Leon County Civic Center Authority Capital
                           Improvement Series B 1.15% VRDO                                   3,660,000
 11,500,000   Aa2*       University of South Florida COP 1.17% VRDO                         11,500,000
------------------------------------------------------------------------------------------------------
                                                                                           290,421,830
------------------------------------------------------------------------------------------------------
Georgia -- 7.4%
 13,335,000   A-1+       Albany-Dougherty County GA Hospital Authority Phoebe
                           Putney Memorial Hospital AMBAC-Insured 1.15% VRDO                13,335,000

                       See Notes to Financial Statements.


8  Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2003
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                          VALUE
======================================================================================================
Georgia -- 7.4% (continued)
                         Atlanta GA Airport Authority:
$25,000,000   SP-1+        Airport Revenue BAN 2.25% due 10/30/03                       $   25,037,608
  8,000,000   Aaa*         MERLOT Series C FGIC-Insured PART 1.31% VRDO AMT                  8,000,000
  9,995,000   A-1          MSTC Series 01-137 FGIC-Insured PART
                              1.52% due 12/10/03                                             9,995,000
 15,685,000   VMIG 1*    Atlanta GA Development Authority (Clark University Project)
                           Series A 1.20% VRDO                                              15,685,000
 14,995,000   A-1        Atlanta GA Tax Allocation (Westside Project) 1.17% VRDO            14,995,000
                         Bibb County GA Development Authority:
  2,000,000   Aa2*         Baptist Village Project 1.15% VRDO                                2,000,000
  4,800,000   Aa2*         Stratford Academy Project 1.15% VRDO                              4,800,000
 11,550,000   A-1+       Burke County GA PCR Oglethorpe Power Series C
                           MBIA-Insured 1.20% VRDO                                          11,550,000
  2,900,000   Aa2*       Carrollton GA IDR (Holox Limited Project) 1.32% VRDO AMT            2,900,000
  7,770,000   Aa1*       Clayton County GA Hospital Authority (Southern Regional
                           Medical Center Project) Series B 1.15% VRDO                       7,770,000
                         Cobb County GA Development Authority:
  5,000,000   Aa2*         Boy Scouts of America (Atlanta Project) 1.15% VRDO                5,000,000
  1,000,000   Aa2*         IDR (RLR Industries Inc. Project) 1.32% VRDO AMT                  1,000,000
 11,000,000   A-1          Kennesaw State University Project Series A 1.17% VRDO            11,000,000
  5,000,000   Aa2*         Whitefield Academy Inc. Project 1.15% VRDO                        5,000,000
  6,600,000   Aa2*       Columbus GA Hospital Authority (St. Francis Hospital Income
                           Project) 1.15% VRDO                                               6,600,000
                         De Kalb County GA Development Authority:
  1,100,000   Aa2*         Arbor Montessori School Project 1.15% VRDO                        1,100,000
  6,750,000   A-1          Health Scholarships Inc. Project 1.17% VRDO                       6,750,000
  4,500,000   Aa2*         Marist School Inc. Project 1.15% VRDO                             4,500,000
  4,800,000   A-1        De Kalb County GA Housing Authority MFH Crow Wood Arbor
                           Association 1.17% VRDO                                            4,800,000
  1,100,000   Aa2*       Dodge County GA IDA (Sylvan Hardwoods LLC Project)
                           1.32% VRDO AMT                                                    1,100,000
                         Fulton County GA Development Authority:
 10,100,000   A-1          Alfred & Adele Davis Academy 1.17% VRDO                          10,100,000
 13,410,000   Aa2*         EFA Catholic School Properties Inc. 1.17% VRDO                   13,410,000
  4,390,000   Aa2*         Holy Innocents Episcopal School 1.15% VRDO                        4,390,000
                           IDA:
  2,500,000   Aa2*            Charles Mackarvich Project 1.32% VRDO AMT                      2,500,000
  8,000,000   VMIG 1*         Spelman College Project 1.15% VRDO                             8,000,000
 10,325,000   Aa2*         Robert W. Woodruff Arts Project 1.17% VRDO                       10,325,000
  2,000,000   A-1+         Sheltering Arms Project 1.15% VRDO                                2,000,000
  5,200,000   NR+          Southside Medical Center Inc. Project 1.17% VRDO                  5,200,000
  3,500,000   VMIG 1*      Trinity School Inc. Project 1.15% VRDO                            3,500,000
  8,400,000   Aa2*         United Way of Metro Atlanta Project 1.17% VRDO                    8,400,000
  3,990,000   Aa2*         West End Medical Center 1.17% VRDO                                3,990,000
 15,000,000   Aa2*         Woodward Academy Inc. Project 1.15% VRDO                         15,000,000

                       See Notes to Financial Statements.


9  Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2003
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                          VALUE
======================================================================================================
Georgia -- 7.4% (continued)
$ 8,250,000   A-1        Fulton County GA Housing Authority MFH Spring Creek
                           Crossing 1.17% VRDO                                          $    8,250,000
  6,000,000   VMIG 1*    Gainesville GA Redevelopment Agency Educational Facilities
                           (Riverside Military Academy Project) 1.15% VRDO                   6,000,000
                         Georgia Municipal Electric & Gas Authority:
  6,465,000   A-1          Agency Project Series B 1.20% VRDO                                6,465,000
  4,300,000   A-1          Gas Portfolio II Project Series C 1.20% VRDO                      4,300,000
  2,600,000   NR+        Georgia State Port Authority (Colonels Terminal Project)
                           1.32% VRDO AMT                                                    2,600,000
                         Gwinnett County GA Development Authority:
  5,700,000   Aa2*         Greater Atlanta Christian Project 1.15% VRDO                      5,700,000
 20,200,000   VMIG 1*      Wesleyan School Inc. Project 1.15% VRDO                          20,200,000
  6,000,000   Aa1*       Henry County GA Development Authority (Pacific Corp. Project)
                           1.15% VRDO                                                        6,000,000
  1,800,000   Aa2*       Jackson County GA IDA (Snider Tire Inc. Project)
                           1.32% VRDO AMT                                                    1,800,000
  6,510,000   Aa2*       Macon-Bibb County GA Hospital Authority Medical Center of
                           Central Georgia 1.15% VRDO                                        6,510,000
                         Monroe County GA Development Authority PCR Oglethorpe
                           Power AMBAC-Insured:
  5,925,000   A-1+            Series A 1.20% VRDO                                            5,925,000
  4,200,000   A-1+            Series B 1.20% VRDO                                            4,200,000
                         Municipal Electric Authority of GA:
 29,027,000   A-1          Series 1-A 1.05% due 4/9/03 TECP                                 29,027,000
 30,000,000   A-1+         Series A 1.05% due 4/7/03 TECP                                   30,000,000
 37,400,000   A-1+         Series B 1.05% due 4/8/03 TECP                                   37,400,000
 10,400,000   A-1          Series C 1.15% VRDO                                              10,400,000
 12,200,000   A-1+         Series D 1.15% VRDO                                              12,200,000
  5,000,000   A-1+         Special Obligation MBIA-Insured PART 1.25% VRDO                   5,000,000
                         Private Colleges & Universities Authority GA Emory University:
 34,850,000   A-1+         Series B 1.15% VRDO                                              34,850,000
 34,435,000   A-1          Series SG 146 PART 1.21% VRDO                                    34,435,000
 17,000,000   Aa2*       Rabun County GA Development Authority MFH (Nocoochee
                           School Project) 1.15% VRDO                                       17,000,000
  6,200,000   A-1        Richmond County GA DFA Educational Facilities (St. Mary on
                           the Hill Project) 1.17% VRDO                                      6,200,000
  8,345,000   A-1+       Roswell GA Housing Authority (Post Canyon Project)
                           1.15% VRDO                                                        8,345,000
  2,150,000   Aa2*       Screven County GA IDA IDR (Sylvania Yarn Systems Inc.
                           Project) 1.27% VRDO AMT                                           2,150,000
                         Smyrna GA Housing Authority MFH:
  7,200,000   A-1+         Gardens Post Village Project 1.15% VRDO                           7,200,000
  7,000,000   A-1+         Hills of Post Village Project 1.15% VRDO                          7,000,000
  5,500,000   Aa2*         Walnut Grove Project 1.27% VRDO AMT                               5,500,000

                       See Notes to Financial Statements.


10  Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2003
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                          VALUE
======================================================================================================
Georgia -- 7.4% (continued)
                         Tift County GA IDA IDR:
$ 3,800,000   A-1+         Burlen Corp. Project 1.25% VRDO AMT                          $    3,800,000
  3,000,000   Aa3*         Queen Carpet Corp. Project Series A 1.32% VRDO AMT                3,000,000
  4,310,000   VMIG 1*    Union County GA Development Authority (Boy Scouts of
                           America Atlanta Project) 1.15% VRDO                               4,310,000
  1,700,000   NR+        Valdosta-Lowndes County GA IDA IDR (South Georgia Pecan
                           Co. Project) 1.25% VRDO AMT                                       1,700,000
------------------------------------------------------------------------------------------------------
                                                                                           587,199,608
------------------------------------------------------------------------------------------------------
Hawaii -- 0.5%
 10,225,000   A-1        Hawaii State Airport MSTC Series 01-146 FGIC-Insured PART
                           1.28% VRDO AMT                                                   10,225,000
                         Honolulu HI City & County GO:
 10,845,000   A-1          MSTC Series 01-119 FSA-Insured PART 1.14% VRDO                   10,845,000
 13,000,000   A-1+         Series 2001C FGIC-Insured 1.30% due 12/4/03                      13,000,000
  8,145,000   A-1+         Series A 1.10% VRDO                                               8,145,000
------------------------------------------------------------------------------------------------------
                                                                                            42,215,000
------------------------------------------------------------------------------------------------------
Idaho -- 0.3%
                         Idaho HFA:
  3,300,000   A-1          Balmoral Apartments Project 1.30% VRDO AMT                        3,300,000
  4,825,000   VMIG 1*      Single Family Mortgage Revenue Series F-1 Class 1
                              1.25% VRDO AMT                                                 4,825,000
 15,000,000   SP-1+      Idaho State TAN 3.00% due 6/30/03                                  15,049,846
------------------------------------------------------------------------------------------------------
                                                                                            23,174,846
------------------------------------------------------------------------------------------------------
Illinois -- 8.4%
                         Chicago IL Board of Education GO:
 28,940,000   AAA          MSTC Series 71 FGIC-Insured PART 1.20% due 9/10/03               28,940,000
  5,000,000   A-1+         Series D FSA-Insured 1.15% VRDO                                   5,000,000
                         Chicago IL GO:
                           FGIC-Insured:
  5,090,000   A-1             MSTC Series 9012 PART 1.31% VRDO                               5,090,000
 15,000,000   A-1+            Series B 1.17% VRDO                                           15,000,000
  8,600,000   A-1+            Series SGA-99 PART 1.25% VRDO                                  8,600,000
 21,000,000   A-1+         Neighborhoods Alive Series 21-B MBIA-Insured 1.15% VRDO          21,000,000
                         Chicago IL O'Hare International Airport:
  4,400,000   A-1+         General Airport 2nd Lien Series A 1.13% VRDO                      4,400,000
  9,760,000   A-1          MSTC Series 158 AMBAC-Insured PART 1.28% VRDO AMT                 9,760,000
 20,200,000   A-1+       Chicago IL Tax Increment Sr. Lien Series A 1.20% VRDO              20,200,000
 46,040,000   VMIG 1*    Chicago IL Water Authority Munitops Series 98-4E
                           FGIC-Insured PART 1.23% VRDO                                     46,040,000
                         Cook County IL GO:
  7,200,000   A-1+         Capital Improvement Series B 1.19% VRDO                           7,200,000
 19,657,000   VMIG 1*      Munitops Series 98-14 FGIC-Insured PART 1.23% VRDO               19,657,000

                       See Notes to Financial Statements.


11  Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2003
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                          VALUE
======================================================================================================
Illinois -- 8.4% (continued)
$ 3,500,500   VMIG 1*      Series 458 FGIC-Insured PART 1.21% VRDO                      $    3,500,500
  5,670,000   A-1+         Series SGA-3 MBIA-Insured PART 1.25% VRDO                         5,670,000
                         Cook County IL IDR:
  2,250,000   A-1          Kenneth Properties Project 1.25% VRDO AMT                         2,250,000
  4,455,000   A-1          Little Lady Foods Inc. Project 1.25% VRDO AMT                     4,455,000
  2,195,000   Aa3*       Crawford County IL Manufacturing Facilities Fair-Rite
                           Products Corp. 1.32% VRDO AMT                                     2,195,000
                         Du Page IL Transportation MSTC FSA-Insured PART:
  9,995,000   A-1          Series 139 1.47% due 12/10/03                                     9,995,000
 18,010,000   A-1          Series 140 1.47% due 12/10/03                                    18,010,000
  8,000,000   A-1          Series 9010 1.31% VRDO                                            8,000,000
 13,895,000   A-1+       Elmhurst IL Revenue Joint Commission on Accreditation of
                           Healthcare Organizations 1.18% VRDO                              13,895,000
                         Illinois DFA:
  4,600,000   Aa3*         Chicago Educational Television Association Series A
                              1.15% VRDO                                                     4,600,000
 29,200,000   A-1          Evanston Northwestern Series A 1.15% VRDO                        29,200,000
  4,500,000   A-1+         Glenwood School for Boys 1.15% VRDO                               4,500,000
                           IDR:
  3,155,000   A-1             6 West Hubbard Street 1.15% VRDO AMT                           3,155,000
  3,800,000   NR+             Delta Unibus Corp. Project 1.30% VRDO AMT                      3,800,000
     35,000   A-1             F.C. Ltd. Partnership Project 1.25% VRDO AMT                      35,000
  4,765,000   A-1             General Converting Inc. Project Series A
                              1.25% VRDO AMT                                                 4,765,000
  5,000,000   A-1             Prairie Packaging Inc. Project 1.25% VRDO AMT                  5,000,000
  3,420,000   A-1             Profile Plastics Project 1.25% VRDO AMT                        3,420,000
  3,000,000   A-1+            Roll Service Inc. Project 1.25% VRDO AMT                       3,000,000
  3,000,000   A-1             Universal Press Inc. Project Series A 1.25% VRDO AMT           3,000,000
 10,700,000   A-1+         Metropolitan Family Services 1.15% VRDO                          10,700,000
  4,500,000   A-1          Oak Park Resource Corp. Project 1.17% VRDO                        4,500,000
 37,700,000   A-1          Palos Community Hospital 1.20% VRDO                              37,700,000
 12,000,000   A-1          Presbyterian Home Lake Project Series A FSA-Insured
                              1.15% VRDO                                                    12,000,000
  2,300,000   Aa1*         Sacred Heart Schools Project 1.15% VRDO                           2,300,000
                         Illinois EFA:
  4,000,000   VMIG 1*      Cultural Pool 1.15% VRDO                                          4,000,000
  5,000,000   A-1          St. Xavier University Project Series A 1.17% VRDO                 5,000,000
                           University of Chicago TECP:
  8,000,000   A-1+            1.65% due 7/1/03                                               8,000,000
  9,000,000   A-1+            1.60% due 8/1/03                                               9,000,000
  2,615,000   A-1        Illinois HDA Community Redevelopment Howard Theatre
                           1.25% VRDO AMT                                                    2,615,000

                       See Notes to Financial Statements.


12  Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2003
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                          VALUE
======================================================================================================
Illinois -- 8.4% (continued)
                         Illinois Health Facilities Authority:
                           Alexian Brothers Medical Center MBIA-Insured TECP:
$ 2,175,000   A-1+            Series 2005 1.06% due 6/2/03                              $    2,175,000
  3,150,000   A-1+            Series 2012 1.06% due 6/2/03                                   3,150,000
  5,435,000   A-1+            Series 2014 1.06% due 6/2/03                                   5,435,000
  5,600,000   A-1+            Series 2016 1.10% due 5/21/03                                  5,600,000
  3,500,000   A-1+         Carle Foundation AMBAC-Insured 1.15% VRDO                         3,500,000
 18,750,000   A-1          Chestnut Square Glen Project Series C 1.15% VRDO                 18,750,000
 14,300,000   A-1          Franciscan Eldercare Services 1.15% VRDO                         14,300,000
  5,000,000   A-1          Herman M. Finch University 1.15% VRDO                             5,000,000
 24,875,000   A-1          Lutheran Sr. Ministries Obligated Group Series B
                              1.15% VRDO                                                    24,875,000
                           Pekin Memorial Health:
  1,200,000   VMIG 1*         Series 97 1.26% VRDO                                           1,200,000
  3,840,000   VMIG 1*         Series B 1.26% VRDO                                            3,840,000
    800,000   VMIG 1*         Series C 1.26% VRDO                                              800,000
  5,300,000   A-1          Resurrection Health Series A FSA-Insured 1.20% VRDO               5,300,000
 20,000,000   A-1+         Revolving Fund Pooled Loan OSF Healthcare System
                              Series B 1.15% VRDO                                           20,000,000
  3,000,000   VMIG 1*      Southern Illinois Healthcare Inc. 1.15% VRDO                      3,000,000
 16,255,000   A-1+         St. Luke's Medical Center Series B MBIA-Insured
                              1.15% VRDO                                                    16,255,000
  6,500,000   MIG 1*     Illinois Rural Bond Bank Public Projects Construction
                           Notes 3.00% due 7/15/03                                           6,525,848
  4,275,000   VMIG 1*    Illinois State GO Series 214 MBIA-Insured PART 1.21% VRDO           4,275,000
                         Illinois State Toll Highway Authority FSA-Insured:
 34,300,000   A-1          MSTC Series 98-67 PART 1.25% VRDO                                34,300,000
  1,500,000   VMIG 1*      Series B 1.20% VRDO                                               1,500,000
  1,500,000   VMIG 1*    Illinois Student Assistance Commission Student Loan Revenue
                           Series A MBIA-Insured 1.18% VRDO AMT                              1,500,000
  3,500,000   A-1+       Lisle IL MFH (Ashley of Lisle Project) 1.15% VRDO                   3,500,000
  3,300,000   A-1+       Lockport IL IDR (Panduit Corp. Project) 1.16% VRDO AMT              3,300,000
  1,690,000   A-1        Oak Lawn IL IDR (Lavergne Partners Project)
                           1.25% VRDO AMT                                                    1,690,000
  5,250,000   Aa2*       Pekin IL IDR (BOC Group Inc. Project) 1.17% VRDO                    5,250,000
  6,125,000   A-1        Plainfield IL IDR (PM Venture Inc. Project) 1.24% VRDO AMT          6,125,000
  4,895,000   VMIG 1*    Regional Transportation Authority of Illinois MERLOT
                           Series A73 MBIA-Insured 1.26% VRDO                                4,895,000
  6,400,000   A-1        Schaumberg IL MFH (Windsong Apartments Project)
                           1.17% VRDO                                                        6,400,000
  4,400,000   A-1        Tinley Park IL MFH Edgewater Walk IIIA & IIIB 1.17% VRDO            4,400,000

                       See Notes to Financial Statements.


13  Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2003
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                          VALUE
======================================================================================================
Illinois -- 8.4% (continued)
                         University of Illinois:
$16,145,000   A-1          COP MSTC Series 9031 AMBAC-Insured PART
                              1.31% VRDO                                                $   16,145,000
 13,900,000   A-1+         Health Services Facilities Systems Series B 1.15% VRDO           13,900,000
------------------------------------------------------------------------------------------------------
                                                                                           666,033,348
------------------------------------------------------------------------------------------------------
Indiana -- 2.8%
  1,285,000   Aa2*       Bluffton IN IDR (Snider Tire Inc. Project) 1.32% VRDO AMT           1,285,000
  1,500,000   Aa2*       Crawfordsville IN IDR (National Services Inc. Project)
                           1.22% VRDO                                                        1,500,000
                         Fort Wayne IN:
  4,100,000   P-1*         EDR (Technology Project) 1.25% VRDO AMT                           4,100,000
  9,980,000   A-1          Hospital Authority Parkview Memorial Hospital MSTC
                              Series 1997 MBIA-Insured PART 1.23% VRDO                       9,980,000
  2,754,000   VMIG 1*    Franklin IN EDR Pedcor Investments 1.30% VRDO AMT                   2,754,000
                         Indiana Health Facilities Finance Authority:
 12,000,000   A-1+         Ascension Health Series A-2 1.83% due 7/3/03                     12,000,000
 15,000,000   A-1+         Community Hospital of Indiana Project Series B
                              1.15% VRDO                                                    15,000,000
 11,700,000   A-1          Franciscan Eldercare Services Project Series B 1.15% VRDO        11,700,000
  6,500,000   A-1+         Golden Years Homestead Series A 1.15% VRDO                        6,500,000
 32,500,000   A-1        Indiana Hospital Equipment Finance Authority Series 85-A
                           MBIA-Insured 1.15% VRDO                                          32,500,000
  2,000,000   VMIG 1*    Indiana State EFA (Wabash College Project) 1.20% VRDO               2,000,000
  4,695,000   A-1        Indiana University Student Residence System 1.15% VRDO              4,695,000
                         Indianapolis IN EDA:
  4,100,000   Aa3*         Herff Jones Inc. Project 1.25% VRDO AMT                           4,100,000
  7,447,000   NR+          Pedcor Waterfront Investments Series 99A
                              1.32% VRDO AMT                                                 7,447,000
 15,000,000   A-1        Indianapolis IN Local Public Improvement Bond Bank
                           Series F-1 MBIA-Insured 1.10% VRDO                               15,000,000
 39,500,000   A-1+       Petersburg IN PCR Indiana Power & Light Co. Series B
                           AMBAC-Insured 1.20% VRDO                                         39,500,000
 47,900,000   A-1+       Vernon IN PCR Solid Waste General Electric Co. Series 89A
                           1.00% due 5/16/03 TECP                                           47,900,000
  5,125,000   A-1        Warren Township IN Vision 2005 School Building Series
                           A52 FGIC-Insured PART 1.26% VRDO                                  5,125,000
------------------------------------------------------------------------------------------------------
                                                                                           223,086,000
------------------------------------------------------------------------------------------------------
Iowa -- 0.9%
                         Iowa Finance Authority:
  3,830,000   P-1*         IDR (Sauer Sundstrand Co. Project) 1.20% VRDO AMT                 3,830,000
  3,570,000   A-1+         Iowa Health System Series B AMBAC-Insured
                              1.20% VRDO                                                     3,570,000
  2,000,000   VMIG 1*      MFH (Cedarwood Hills Project) Series A 1.25% VRDO AMT             2,000,000
  6,000,000   A-1+         Small Business Development Project 1.17% VRDO                     6,000,000

                       See Notes to Financial Statements.


14  Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2003
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                          VALUE
======================================================================================================
Iowa -- 0.9% (continued)
$22,600,000   MIG 1*     Iowa State Primary Road Fund RAN 2.50% due 6/30/03             $   22,651,076
 17,000,000   SP-1+      Iowa State School Cash Anticipation Program TRAN
                           FSA-Insured 2.75% due 6/20/03                                    17,040,314
 13,495,000   A-1        Iowa State Vision Special Fund MSTC Series 2001-173
                           MBIA-Insured PART 1.14% due 9/8/03                               13,495,000
  4,995,000   NR+        Iowa Student Loan Liquidity Corp. Series 968 PART
                           1.60% due 8/7/03 AMT                                              4,995,000
------------------------------------------------------------------------------------------------------
                                                                                            73,581,390
------------------------------------------------------------------------------------------------------
Kansas -- 0.2%
 12,500,000   A-1+       Kansas State Department of Transportation Highway Revenue
                           Series C-2 1.15% VRDO                                            12,500,000
  1,525,000   Aa2*       Lawrence KS IDR (Ram Co. Project) Series A
                           1.32% VRDO AMT                                                    1,525,000
  3,400,000   A-1+       Olathe KS Health Facilities Olathe Medical Center Series A
                           AMBAC-Insured 1.20% VRDO                                          3,400,000
------------------------------------------------------------------------------------------------------
                                                                                            17,425,000
------------------------------------------------------------------------------------------------------
Kentucky -- 1.7%
 11,000,000   A-1+       Campbell & Kenton County KY Sanitation District No. 1 MSTC
                           Series SGA 130 FSA-Insured PART 1.25% VRDO                       11,000,000
                         Davies County KY Exempt Facilities:
  3,000,000   A-1+         Kimberly-Clark Corp. Project 1.25% VRDO AMT                       3,000,000
                           Scott Paper Co. Project:
  1,850,000   A-1+            Series A 1.25% VRDO AMT                                        1,850,000
  4,800,000   A-1+            Series B 1.25% VRDO AMT                                        4,800,000
 15,000,000   SP-1       Kentucky Association of Counties TRAN 3.00% due 6/30/03            15,047,991
  9,090,000   A-1        Kentucky EDA Health Alliance Series C MBIA-Insured
                           1.17% VRDO                                                        9,090,000
  3,100,000   A-1+       Kentucky Higher Education Student Loan Corp. Series E
                           AMBAC-Insured 1.20% VRDO AMT                                      3,100,000
 13,000,000   SP-1+      Kentucky Interlocal School Transportation Association TRAN
                           3.00% due 6/30/03                                                13,042,879
  2,990,000   A-1        Kentucky State Properties & Buildings MSTC Series 9027A
                           FSA-Insured PART 1.31% VRDO                                       2,990,000
 25,000,000   A-1        Kentucky State Turnpike Authority Series 567 FSA-Insured
                           PART 1.21% VRDO                                                  25,000,000
 16,000,000   A-1+       Lexington KY Center Corp. Mortgage Series A AMBAC-Insured
                           1.20% VRDO                                                       16,000,000
 18,930,000   A-1+       Louisville & Jefferson County KY Metropolitan Sewer & Drain
                           System Series SG 132 FGIC-Insured PART 1.21% VRDO                18,930,000
  3,500,000   A-1        Owensboro KY IDR West Irving Die Castings
                           1.25% VRDO AMT                                                    3,500,000
  9,595,000   A-1+       Williamsburg KY Educational Building Revenue (Cumberland
                           Project) 1.15% VRDO                                               9,595,000
------------------------------------------------------------------------------------------------------
                                                                                           136,945,870
------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


15 Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2003
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                          VALUE
======================================================================================================
Louisiana -- 1.7%
$11,300,000   A-1+       East Baton Rouge Parish LA PCR (Exxon Project)
                           1.20% VRDO                                                   $   11,300,000
  8,400,000   A-1+       Lake Charles LA Harbor & Terminal District Port Improvement
                           1.25% VRDO AMT                                                    8,400,000
  2,305,000   VMIG 1*    Louisiana HFA MFH New Orleanians 1.20% VRDO                         2,305,000
                         Louisiana Local Government Environmental Facilities
                           Development Authority (BASF Corp. Project):
  8,000,000   A-1+            1.27% VRDO AMT                                                 8,000,000
 10,000,000   A-1+            1.27% VRDO AMT                                                10,000,000
  6,000,000   A-1+            Series A 1.27% VRDO AMT                                        6,000,000
 15,000,000   A-1+            Series B 1.18% VRDO                                           15,000,000
                         Louisiana PFA:
                           Christus Healthcare Series 99B AMBAC-Insured:
 10,000,000   A-1             1.03% due 4/1/03                                              10,000,000
 35,170,000   A-1             1.05% due 4/2/03                                              35,170,000
  4,200,000   A-1+         Ciba Geigy Corp. Project 1.15% VRDO                               4,200,000
                         Louisiana State Offshore Terminal Authority Deepwater
                           Port Revenue:
 13,500,000   A-1+            1st Stage A-Loop Inc. 1.20% VRDO                              13,500,000
  3,550,000   A-1+            Series B 1.12% VRDO                                            3,550,000
  4,270,000   A-1+       New Orleans LA Aviation Board Series B MBIA-Insured
                           1.20% VRDO                                                        4,270,000
  5,000,000   Aa2*       Ouachita Parish LA IDB IDR (Sulzer Escher Wyss Inc. Project)
                           1.27% VRDO AMT                                                    5,000,000
    800,000   NR+        Vermillion Parish LA IDR (Garan Inc. Project) 1.37% VRDO AMT          800,000
------------------------------------------------------------------------------------------------------
                                                                                           137,495,000
------------------------------------------------------------------------------------------------------
Maine -- 0.6%
  4,900,000   A-1        Auburn ME Revenue Obligation (Morse Brothers Inc. Project)
                           1.30% VRDO AMT                                                    4,900,000
  2,135,000   A-1        Gorham ME Revenue Obligation (Montalvo Properties LLC
                           Project) Series A 1.30% VRDO AMT                                  2,135,000
  8,290,000   A-1        Maine Health & Higher Educational Facilities Authority
                           Series B AMBAC-Insured 1.15% VRDO                                 8,290,000
 20,000,000   SP-1+      Maine State GO TAN 2.25% due 6/30/03                               20,036,549
  8,000,000   A-1+       Maine State Housing Authority Series E-2
                           1.65% due 7/15/03 AMT                                             8,000,000
  7,500,000   A-1+       Maine State Turnpike Authority 1.60% due 6/3/03 TECP                7,500,000
------------------------------------------------------------------------------------------------------
                                                                                            50,861,549
------------------------------------------------------------------------------------------------------
Maryland -- 3.9%
  4,000,000   VMIG 1*    Baltimore County MD EDR (St. Timothy's School Project)
                           1.15% VRDO                                                        4,000,000
  6,230,000   VMIG 1*    Baltimore County MD (Oak Crest Village Inc. Project) Series A
                           1.17% VRDO                                                        6,230,000

                       See Notes to Financial Statements.


16  Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2003
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                          VALUE
======================================================================================================
Maryland -- 3.9% (continued)
                         Baltimore MD GO:
$15,000,000   A-1+         Public Improvement Series 95 1.10% due 6/11/03 TECP          $   15,000,000
  7,505,000   A-1          Series PT-364 PART 1.18% due 8/21/03                              7,505,000
 11,830,000   A-1+       Gaithersburg MD EDA Asbury Methodist Village Inc.
                           MBIA-Insured 1.15% VRDO                                          11,830,000
                         Howard County MD:
  2,215,000   A-1+         IDR Preston County Ltd. Partnership 1.35% VRDO AMT                2,215,000
  8,990,000   A-1          Vantage House Facilities Series B 1.15% VRDO                      8,990,000
  8,155,000   A-1        Maryland CDA MSTC Series 1999-76 FSA-Insured PART
                           1.52% due 12/10/03 AMT                                            8,155,000
                         Maryland State EDC:
  2,000,000   A-1+         Associated Jewish Community Federation Project Series A
                              1.15% VRDO                                                     2,000,000
  7,000,000   VMIG 1*      College Park LLC Series A 1.15% VRDO                              7,000,000
 16,700,000   A-1          Student Housing (University of Maryland-Baltimore County
                              Project) 1.17% VRDO                                           16,700,000
                         Maryland State GO PART:
  9,575,000   A-1          Series 389 1.18% due 8/21/03                                      9,575,000
 20,850,000   A-1          Series 390 1.70% due 7/10/03                                     20,850,000
                         Maryland State Health & Higher Education:
 13,157,000   A-1+         Johns Hopkins University 1.10% due 6/10/03 TECP                  13,157,000
  6,675,000   A-1+         Pooled Loan Program Series 94D 1.15% VRDO                         6,675,000
  3,600,000   VMIG 1*    Maryland State IDA EDR Calvert School Inc. 1.15% VRDO               3,600,000
 79,840,000   A-1+       Maryland State Stadium Authority Sports Facilities Lease
                           1.23% VRDO AMT                                                   79,840,000
                         Montgomery County MD:
                           EDA Howard Hughes Medical Institute:
 23,500,000   A-1+            Series A 1.15% VRDO                                           23,500,000
 25,500,000   A-1+            Series B 1.13% VRDO                                           25,500,000
 25,500,000   A-1+            Series C 1.15% VRDO                                           25,500,000
  6,265,000   A-1          GO Series PT-401 PART 1.18% due 8/21/03                           6,265,000
------------------------------------------------------------------------------------------------------
                                                                                           304,087,000
------------------------------------------------------------------------------------------------------
Massachusetts -- 2.5%
                         Massachusetts State DFA:
    500,000   A-1+         Boston University Series R-1 XLCA-Insured 1.20% VRDO                500,000
  2,040,000   A-1          Cider Mills Farms Co. Inc. 1.15% VRDO AMT                         2,040,000
  5,000,000   A-1          Clark University Series A AMBAC-Insured 1.15% VRDO                5,000,000
  3,445,000   A-1          Kayem Foods Inc. 1.15% VRDO AMT                                   3,445,000
  2,500,000   A-1          Lasell Village Project 1.10% VRDO                                 2,500,000
  1,000,000   A-1+         Newark Group Project Series A 1.15% VRDO                          1,000,000
  3,450,000   VMIG 1*      Notre Dame Healthcare Center 1.14% VRDO                           3,450,000
  1,345,000   VMIG 1*      Resource Recovery Semass Partnership Series 563
                              MBIA-Insured PART 1.15% VRDO                                   1,345,000

                       See Notes to Financial Statements.


17  Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2003
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                          VALUE
======================================================================================================
Massachusetts -- 2.5% (continued)
                         Massachusetts State GO:
$11,600,000   A-1+         Central Artery Series A 1.15% VRDO                           $   11,600,000
 34,990,000   A-1          MSTC 2002-209 FSA-Insured 1.50% due 12/9/03                      34,990,000
 25,000,000   A-1+         Series B 1.15% VRDO                                              25,000,000
                           Series F TECP:
 20,000,000   A-1+            1.15% due 4/4/03                                              20,000,000
 20,000,000   A-1+            1.10% due 4/30/03                                             20,000,000
                         Massachusetts State HEFA:
 29,870,000   A-1        Boston University Series Q-1 XLCA-Insured 1.20% VRDO             29,870,000
  1,330,000   A-1          Hallmark Health Systems Series B FSA-Insured
                              1.15% VRDO                                                     1,330,000
  1,000,000   VMIG 1*      Harvard University MERLOT Series WW PART 1.16% VRDO               1,000,000
                         Massachusetts State HFA:
  1,225,000   A-1+         MFA Housing Project Series A 1.15% VRDO                           1,225,000
 21,500,000   A-1+         Series F FSA-Insured 1.15% VRDO                                  21,500,000
  1,750,000   A-1        Massachusetts State IFA Society for Prevention of Cruelty to
                           Animals 1.15% VRDO AMT                                            1,750,000
 11,650,000   MIG 1*     Westwood MA BAN 3.00% due 8/7/03                                   11,710,344
------------------------------------------------------------------------------------------------------
                                                                                           199,255,344
------------------------------------------------------------------------------------------------------
Michigan -- 4.0%
  7,000,000   VMIG 1*    Detroit MI City School Building Munitop 2002-29 GO
                           FGIC-Insured PART 1.60% due 8/13/03                               7,000,000
 11,800,000   VMIG 1*    Detroit MI Downtown Development Authority (Millender
                           Center Project) 1.20% VRDO                                       11,800,000
                         Detroit MI Sewer Disposal:
 11,230,000   A-1+         Series A MBIA-Insured 1.15% VRDO                                 11,230,000
 10,000,000   A-1+         Series E2 FGIC-Insured 1.50% due 10/2/03                         10,000,000
 15,000,000   A-1+       Detroit MI Water Supply System Second Lien Series C
                           FGIC-Insured 1.10% VRDO                                          15,000,000
  2,350,000   A-1+       Eastern Michigan University FGIC-Insured 1.20% VRDO                 2,350,000
  6,655,000   A-1        Hartland MI School District GO MSTC Series 01-127 PART
                           1.23% VRDO                                                        6,655,000
 13,300,000   A-1+       Lakeview MI School District Calhoun School Building & Site
                           GO Series B 1.15% VRDO                                           13,300,000
                         Michigan State Building Authority:
 37,200,000   A-1+         Series I 1.15% VRDO                                              37,200,000
 20,700,000   A-1+         Series II 1.10% VRDO                                             20,700,000
 20,000,000   A-1          Series III 1.05% due 4/3/03 TECP                                 20,000,000
                         Michigan State GO:
 10,000,000   A-1+         Series A 1.05% due 6/3/03                                        10,000,000
 20,300,000   A-1+         Series B 1.05% due 6/3/03                                        20,300,000
 34,500,000   A-1+       Michigan State Grant Anticipation Notes Series C FSA-Insured
                           1.12% VRDO                                                       34,500,000

                       See Notes to Financial Statements.


18  Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2003
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                          VALUE
======================================================================================================
Michigan -- 4.0% (continued)
                         Michigan State HDA:
$ 5,000,000   VMIG 1*      Limited Obligation Pine Ridge 1.15% VRDO                     $    5,000,000
  5,800,000   A-1+         Rental Housing Series C MBIA-Insured 1.15% VRDO                   5,800,000
  7,800,000   Aa2*         Shoal Creek 1.15% VRDO                                            7,800,000
 15,000,000   A-1+       Michigan State Higher Education Student Loan Authority
                           AMBAC-Insured 1.20% VRDO AMT                                     15,000,000
                         Michigan State Strategic Fund:
 12,045,000   VMIG 1*      Village at Brighton LLC Project 1.15% VRDO                       12,045,000
 10,680,000   VMIG 1*      Village at Fort Gratiot LLC Project Series A 1.15% VRDO          10,680,000
 10,000,000   VMIG 1*      Village at Muskegon LLC Project 1.15% VRDO                       10,000,000
 10,400,000   A-1+       Milan MI Area Schools GO 1.15% VRDO                                10,400,000
  7,000,000   VMIG 1*    Saline MI EDA (Associate Spring Project) Series 88
                           1.30% VRDO AMT                                                    7,000,000
 10,000,000   A-1+       Wayne County MI Airport Jr. Lien Detroit FSA-Insured
                           1.17% VRDO AMT                                                   10,000,000
------------------------------------------------------------------------------------------------------
                                                                                           313,760,000
------------------------------------------------------------------------------------------------------
Minnesota -- 0.3%
  5,090,000   A-1+       Bloomington MN MFH Norlan Partners LP Series A-1
                           1.25% VRDO AMT                                                    5,090,000
  3,200,000   VMIG 1*    Dakota County MN Community Development MFH (Regatta
                           Commons Project) Series A 1.30% VRDO AMT                          3,200,000
  4,050,000   A-1        Duluth MN EDA (Miller-Dawn Medical Center Project)
                           1.20% VRDO                                                        4,050,000
  2,600,000   VMIG 1*    Hennepin County MN HDA MFH Loring Park Apartments
                           1.30% VRDO AMT                                                    2,600,000
  9,000,000   A-1+       Minneapolis & St. Paul MN Airport Commission
                           Series SGA 127 FGIC-Insured PART 1.25% VRDO                       9,000,000
  1,600,000   A-1        University of Minnesota Series C 1.20% VRDO                         1,600,000
------------------------------------------------------------------------------------------------------
                                                                                            25,540,000
------------------------------------------------------------------------------------------------------
Miscellaneous -- 0.6%
                         Clipper Tax Exempt Certificates PART:
  9,699,088   Aa3*         Series 1992-2 1.45% VRDO AMT                                      9,699,088
 30,325,000   Aa3*         Series A FSA-Insured 1.40% VRDO                                  30,325,000
  6,015,000   A-1+       Pooled Puttable Floating Options Tax-Exempt AMBAC-Insured
                           PART 1.35% VRDO                                                   6,015,000
------------------------------------------------------------------------------------------------------
                                                                                            46,039,088
------------------------------------------------------------------------------------------------------
Mississippi -- 0.5%
  8,300,000   A-1+       Canton MS IDR (Levi Strauss & Co. Project) 1.15% VRDO               8,300,000
 26,800,000   A-1+       Mississippi Hospital Equipment & Facilities Authority North
                           MS Health Services Series 1 1.15% VRDO                           26,800,000
  2,100,000   A-1+       Perry County MS PCR (Leaf River Forest Production Project)
                           1.15% VRDO                                                        2,100,000

                       See Notes to Financial Statements.


19  Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2003
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                          VALUE
======================================================================================================
Mississippi -- 0.5% (continued)
$ 3,300,000   NR+        Washington County MS IDR (La-Z-Boy Chair Co. Project)
                           1.32% VRDO AMT                                               $    3,300,000
------------------------------------------------------------------------------------------------------
                                                                                            40,500,000
------------------------------------------------------------------------------------------------------
Missouri -- 2.2%
  6,000,000   Aa2*       Berkeley MO IDA (Flightsafety International Inc. Project)
                           1.15% VRDO                                                        6,000,000
  6,500,000   A-1        Boon County MO IDA Retirement Center (Terrace Apartments
                           Project) 1.20% VRDO                                               6,500,000
 15,000,000   SP-1+      Curators University Missouri Capital Projects Series
                           2002-2003 3.00% due 6/30/03                                      15,050,959
  1,650,000   NR+        Joplin MO IDA Smith & Smith Investments 1.25% VRDO AMT              1,650,000
                         Kansas City MO:
                           IDA MFH:
  3,750,000   VMIG 1*         Coach House North Apartment Project 1.15% VRDO                 3,750,000
  6,200,000   A-1             Crooked Creek Apartments Project Series A
                              1.25% VRDO AMT                                                 6,200,000
  3,125,000   AAA          Passenger Facilities AMBAC-Insured
                              5.00% due 4/1/03 AMT                                           3,125,000
  5,000,000   A-1+       Missouri DFA Nelson Gallery Foundation Series B
                           MBIA-Insured 1.20% VRDO                                           5,000,000
                         Missouri HEFA:
  1,215,000   VMIG 1*      Assemblies Of God College 1.15% VRDO                              1,215,000
 12,605,000   A-1+         Barnes Hospital Project 1.15% VRDO                               12,605,000
  3,200,000   A-1          Christian Brothers College High School Series A 1.20% VRDO        3,200,000
  3,900,000   NR+          Model Cities Health Corp. 1.15% VRDO                              3,900,000
                           School District Advance Funding Program:
  5,000,000   SP-1+           Cape Girardeau Series D 2.25% due 10/24/03                     5,018,045
  3,300,000   SP-1+           Jefferson Series I 2.25% due 10/24/03                          3,311,910
  6,000,000   SP-1+           Liberty 53 Series J 2.25% due 10/24/03                         6,021,654
  4,800,000   A-1          Stowers Institute Medical Research MBIA-Insured
                              1.15% VRDO                                                     4,800,000
  5,100,000   A-1+         Washington University Project Series A 1.15% VRDO                 5,100,000
  5,100,000   VMIG 1*    Missouri Higher Educational Loan Authority Series 90A
                           1.20% VRDO AMT                                                    5,100,000
  4,000,000   A-1        Missouri State Environmental Improvement & Energy
                           Resource Authority (Utilicorp United Inc. Project)
                           1.25% VRDO AMT                                                    4,000,000
 18,000,000   A-1+       Palmyra MO IDA Solidwaste Disposal (BASF Corp. Project)
                           1.27% VRDO AMT                                                   18,000,000
                         St. Charles County MO IDA IDR:
    600,000   A-1+         Casalon Apartments Project 1.15% VRDO                               600,000
  2,300,000   A-1+         Remington Apartments Project 1.15% VRDO                           2,300,000
 11,395,000   A-1+       St. Louis MO Airport MSTC SGA 71 FGIC-Insured PART
                           1.28% VRDO AMT                                                   11,395,000

                       See Notes to Financial Statements.


20  Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2003
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                          VALUE
======================================================================================================
Missouri -- 2.2% (continued)
$20,000,000   SP-1+      St. Louis MO General Fund TRAN 2.875% due 6/26/03              $   20,055,852
  9,500,000   NR+        St. Louis MO IDA MFH (Parque Carondelet Apartment
                           Project) 1.30% VRDO AMT                                           9,500,000
  7,290,000   A-1+       University of Missouri System Facilities Series A 1.20% VRDO        7,290,000
------------------------------------------------------------------------------------------------------
                                                                                           170,688,420
------------------------------------------------------------------------------------------------------
Montana -- 0.5%
  8,085,000   A-1+       Montana State Health Facilities Authority Revenue Health
                           Care Pooled Loan Program Series A FGIC-Insured
                           1.15% VRDO                                                        8,085,000
 30,000,000   SP-1+      Montana State TRAN GO 2.50% due 6/30/03                            30,063,738
------------------------------------------------------------------------------------------------------
                                                                                            38,148,738
------------------------------------------------------------------------------------------------------
Nebraska -- 0.5%
                         Nebraska Helpers Inc. Student Loan Program MBIA-Insured:
  4,495,000   VMIG 1*      Series 517 PART 1.31% VRDO AMT                                    4,495,000
  5,400,000   A-1+         Series B 1.25% VRDO AMT (b)                                       5,400,000
                         Nebraska IFA:
  6,000,000   A-1          MFH (Riverbend Apartments Project) 1.25% VRDO AMT                 6,000,000
 19,995,000   A-1          SFH MERLOT Series A PART 1.31% VRDO AMT                          19,995,000
------------------------------------------------------------------------------------------------------
                                                                                            35,890,000
------------------------------------------------------------------------------------------------------
Nevada -- 0.9%
                         Clark County NV:
  7,900,000   A-1+         Airport Revenue Series A FGIC-Insured 1.22% VRDO AMT              7,900,000
 21,720,000   Aaa*         School District GO Munitops Series 33 FSA-Insured PART
                              1.35% due 6/25/03                                             21,720,000
                         Nevada Housing Division:
  3,500,000   VMIG 1*      Multi Unit Housing Series A 1.20% VRDO AMT                        3,500,000
 22,085,000   A-1          Park Vista Apartments Series A 1.15% VRDO                        22,085,000
  4,460,000   VMIG 1*    Nevada Municipal Bond Bank Munitop MBIA-Insured
                           PART 1.23% VRDO                                                   4,460,000
 11,000,000   A-1+       Nevada State GO SG 114 PART 1.21% VRDO                             11,000,000
------------------------------------------------------------------------------------------------------
                                                                                            70,665,000
------------------------------------------------------------------------------------------------------
New Hampshire -- 1.1%
                         New Hampshire HEFA:
 54,200,000   A-1+         Dartmouth-Mary Hitchcock Memorial Hospital Series A
                              FSA-Insured 1.15% VRDO                                        54,200,000
  7,855,000   A-1          Kendal at Hanover 1.17% VRDO                                      7,855,000
                         New Hampshire State Business Finance Authority:
 14,000,000   A-1+         Lonza Biologics Inc. Series 98 1.26% VRDO AMT                    14,000,000
  2,200,000   A-1+         Luminescent Systems Inc. 1.25% VRDO AMT                           2,200,000
  1,560,000   A-1          Park Nameplate Co. 1.30% VRDO AMT                                 1,560,000
  4,000,000   A-1          Wheelabrator Concord Co. Series 97A 1.15% VRDO                    4,000,000
------------------------------------------------------------------------------------------------------
                                                                                            83,815,000
------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


21 Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2003
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                          VALUE
======================================================================================================
New Jersey -- 0.7%
$13,600,000   A-1+       New Jersey Sports & Exposition Authority Series B-1
                           MBIA-Insured 1.10% VRDO                                      $   13,600,000
 29,000,000   SP-1+      New Jersey State TRAN 3.00% due 6/12/03                            29,084,887
 12,325,000   A-1        New Jersey State Transportation Trust Fund Authority Series
                           PA 802 FSA-Insured PART 1.95% due 5/8/03                         12,325,000
------------------------------------------------------------------------------------------------------
                                                                                            55,009,887
------------------------------------------------------------------------------------------------------
New Mexico -- 0.2%
 15,000,000   MIG 1*     Bernalillo County NM TRAN 3.00% due 6/30/03                        15,056,585
  4,000,000   VMIG 1*    New Mexico State Hospital Equipment Loan Council
                           Rehoboth McKinley Health 1.25% VRDO AMT                           4,000,000
------------------------------------------------------------------------------------------------------
                                                                                            19,056,585
------------------------------------------------------------------------------------------------------
New York -- 1.5%
 16,000,000   A-1+       Long Island Power Authority 1.05% due 4/7/03 TECP                  16,000,000
                         Metropolitan Transit Authority of New York BAN TECP:
  2,000,000   A-1+         1.05% due 4/4/03                                                  2,000,000
  5,000,000   A-1+         1.05% due 6/6/03                                                  5,000,000
 10,000,000   A-1+         1.05% due 6/13/03                                                10,000,000
 20,000,000   A-1+       New York City MFH Series A 1.15% VRDO AMT                          20,000,000
                         New York City NY GO:
 15,000,000   SP-1+        RAN 2.50% due 4/11/03                                            15,004,582
  6,600,000   A-1          Series H-4 AMBAC-Insured 1.15% VRDO                               6,600,000
  4,000,000   A-1+       New York City Transitional Finance Authority Series 2-D
                           1.15% VRDO                                                        4,000,000
 10,000,000   A-1+       New York State GO Series 1998A
                           1.05% due 5/7/03 TECP                                            10,000,000
 11,765,000   A-1        New York State Local Government Assistant Corp. Series F
                           1.10% VRDO                                                       11,765,000
 18,000,000   A-1        New York State Power Authority Series 2
                           1.00% due 5/8/03 TECP                                            18,000,000
    300,000   A-1+       Port Authority NY & NJ Split Obligation Revenue
                           1.18% VRDO                                                          300,000
------------------------------------------------------------------------------------------------------
                                                                                           118,669,582
------------------------------------------------------------------------------------------------------
North Carolina -- 3.6%
  2,500,000   NR+        Brunswick County NC Industrial Facilities & PCFA (Wood
                           Industries Inc. Project) 1.37% VRDO AMT                           2,500,000
 24,800,000   A-1        Buncombe County NC GO Series B 1.20% VRDO                          24,800,000
  5,000,000   A-1        Charlotte NC Water & Sewer System Series B 1.15% VRDO               5,000,000
  7,500,000   A-1+       Guilford County GO Series C 1.15% VRDO                              7,500,000
                         Iredell County NC PCR:
  4,500,000   Aa2*         PCR Valspar Corp. Project 1.32% VRDO AMT                          4,500,000
  5,520,000   Aaa*         Public Facilities Corp. Schools Projects AMBAC-Insured
                              1.15% VRDO                                                     5,520,000
  5,000,000   A-1+       Mecklenburg County NC GO Series B 1.15% VRDO                        5,000,000

                       See Notes to Financial Statements.


22  Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2003
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                          VALUE
======================================================================================================
North Carolina -- 3.6% (continued)
$ 8,905,000   A-1        Mecklenburg County NC Lease YMCA 1.15% VRDO                    $    8,905,000
  3,000,000   Aa2*       North Carolina Agricultural Finance Authority (Coastal
                           Carolina Gin Project) 1.27% VRDO AMT                              3,000,000
                         North Carolina Capital Facilities Finance Agency:
  5,205,000   NR+          Elon College Series B 1.15% VRDO                                  5,205,000
 14,900,000   A-1          Fayetteville State University Student Housing 1.17% VRDO         14,900,000
  7,500,000   NR+          Goodwill Community Foundation Project 1.50% VRDO                  7,500,000
                         North Carolina EFA:
  9,460,000   A-1          Charlotte Latin School 1.17% VRDO                                 9,460,000
  9,200,000   A-1          Johnson C. Smith University 1.17% VRDO                            9,200,000
  7,290,000   NR+          Providence Day School 1.15% VRDO                                  7,290,000
  6,550,000   NR+          Queens College Series A 1.15% VRDO                                6,550,000
 10,480,000   Aa1*         Warren Wilson College 1.15% VRDO                                 10,480,000
                         North Carolina Medical Care Community Health Care
                           Facilities:
  4,630,000   A-1             Duke University Hospital Project Series D 1.27% VRDO           4,630,000
  8,150,000   NR+             Lutheran Retirement Project 1.15% VRDO                         8,150,000
  7,500,000   A-1+            Moses Cone Health System Series A 1.15% VRDO                   7,500,000
 14,205,000   VMIG 1*         Randolph Hospital Inc. Project 1.17% VRDO                     14,205,000
 10,000,000   VMIG 1*         Union Regional Medical Center Project Series B
                              1.15% VRDO                                                    10,000,000
 17,400,000   A-1+       North Carolina State GO Public Improvement Series E
                           1.12% VRDO                                                       17,400,000
  8,070,000   A-1+       North Carolina State Water & Sewer System 1.15% VRDO                8,070,000
  3,925,000   NR+        Robeson County NC IFA & PCFA (Rocco Turkeys Inc. Project)
                           1.32% VRDO AMT                                                    3,925,000
  1,600,000   A-1        Rowan County NC IDR PCR (Doubles LLC Project) Series 98
                           1.30% VRDO AMT                                                    1,600,000
                         University of North Carolina Hospital Chapel Hill:
 25,000,000   A-1+         Series A 1.10% VRDO                                              25,000,000
 10,000,000   A-1          Series B 1.12% VRDO                                              10,000,000
                         Winston-Salem NC COP:
 18,000,000   A-1+         1.15% VRDO                                                       18,000,000
 10,400,000   A-1+         Municipal Leasing Corp. 1.15% VRDO                               10,400,000
  2,750,000   A-1        Winston-Salem NC GO 1.25% VRDO                                      2,750,000
  5,000,000   A-1+       Winston-Salem NC Water & Sewer System Series C
                           1.15% VRDO                                                        5,000,000
------------------------------------------------------------------------------------------------------
                                                                                           283,940,000
------------------------------------------------------------------------------------------------------
North Dakota -- 0.0%
  3,600,000   A-1        Mercer County ND PCR (Minnesota Power Inc. Project)
                           Series 99 1.17% VRDO                                              3,600,000
------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


23  Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2003
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                          VALUE
======================================================================================================
Ohio -- 3.3%
$ 4,928,000   NR+        Cuyahoga County OH GO BAN 2.00% due 10/24/03                   $    4,943,075
                         Cuyahoga County OH Hospital:
                           Cleveland Clinic Foundation:
 43,845,000   A-1             Series B 1.35% VRDO                                           43,845,000
  5,000,000   A-1             Series C 1.35% VRDO                                            5,000,000
    100,000   A-1             Series D 1.25% VRDO                                              100,000
 21,000,000   A-1+         University Hospital Health System Series 99E
                              AMBAC-Insured 1.20% VRDO                                      21,000,000
  4,715,000   VMIG 1*    Franklin County OH Hospital U.S. Health Corp. Series C
                           1.15% VRDO                                                        4,715,000
                         Hamilton County OH Electric FSA-Insured:
  9,635,000   VMIG 1*      Series A 1.15% VRDO                                               9,635,000
 14,370,000   VMIG 1*      Series B 1.15% VRDO                                              14,370,000
                         Hamilton County OH Hospital Facilities Revenue:
 30,400,000   VMIG 1*      Children's Hospital 1.15% VRDO                                   30,400,000
 23,000,000   VMIG 1*      Elizabeth Gamble Series A 1.17% VRDO                             23,000,000
  4,720,000   A-1          Health Alliance Series F MBIA-Insured 1.15% VRDO                  4,720,000
 13,000,000   VMIG 1*      Medical Center 1.15% VRDO                                        13,000,000
  1,300,000   A-1+       Montgomery County OH Catholic Health Center Series B
                           1.20% VRDO                                                        1,300,000
 18,650,000   A-1        Ohio Building Authority MSTC Series 133A FSA-Insured
                           PART 1.15% due 4/8/03                                            18,650,000
  2,380,000   A-1+       Ohio State Environmental Improvement GO (Newark Group
                           Industrial Income Project) 1.24% VRDO AMT                         2,380,000
 15,000,000   A-1+       Ohio State GO Infrastructure Series B 1.10% VRDO                   15,000,000
                         Ohio State Higher Educational Facilities:
                           Case Western University TECP:
  3,000,000   A-1+            1.05% due 5/5/03                                               3,000,000
  5,000,000   A-1+            1.10% due 5/8/03                                               5,000,000
  5,000,000   VMIG 1*      Pooled Financing Program Series A 1.15% VRDO                      5,000,000
                         Ohio State University General Receipts:
 24,665,000   A-1+         FSA-Insured 1.15% VRDO                                           24,665,000
 10,000,000   SP-1+        Series A 1.08% due 9/15/03                                       10,000,000
------------------------------------------------------------------------------------------------------
                                                                                           259,723,075
------------------------------------------------------------------------------------------------------
Oklahoma -- 0.9%
                         Oklahoma State Water Resources Board State Loan Program:
 12,790,000   A-1+         Series 94A 1.10% due 9/1/03                                      12,790,000
 30,190,000   A-1+         Series 2001 1.45% due 4/1/03                                     30,190,000
                         Tulsa County OK:
 11,165,000   VMIG 1*      HFA Single Family Mortgage Revenue PART
                              1.26% VRDO AMT                                                11,165,000
 10,000,000   A-1+         IDA Montercau Series A 1.15% VRDO                                10,000,000

                       See Notes to Financial Statements.


24  Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2003
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                          VALUE
======================================================================================================
Oklahoma -- 0.9% (continued)
$ 2,470,000   AAA          ISD No. 1 Tulsa Combined Purpose Series B FSA-Insured
                              4.00% due 8/1/03                                          $    2,491,641
  3,000,000   A-1+         MFH Park Chase Apartments Series A-1 1.15% VRDO                   3,000,000
------------------------------------------------------------------------------------------------------
                                                                                            69,636,641
------------------------------------------------------------------------------------------------------
Oregon -- 0.3%
  1,300,000   Aa2*       Oregon State EDC IDR Trus Joist Corp. 1.17% VRDO                    1,300,000
  7,400,000   VMIG 1*    Oregon State Facilities Authority Lewis & Clark College
                           Series A 1.15% VRDO                                               7,400,000
                         Oregon State Housing & Community Services Single Family
                           Mortgage Program:
 10,000,000   MIG 1*          Series J 1.50% due 9/25/03                                    10,000,000
  5,000,000   MIG 1*          Series L 1.55% due 9/25/03 AMT                                 5,000,000
------------------------------------------------------------------------------------------------------
                                                                                            23,700,000
------------------------------------------------------------------------------------------------------
Pennsylvania -- 5.0%
  6,400,000   Aa2*       Allegheny County PA Hospital Development Authority
                           Dialysis Clinic 1.15% VRDO                                        6,400,000
  3,415,000   NR+        Bucks County PA IDA (Dunmore Corp. Project)
                           1.37% VRDO AMT                                                    3,415,000
 21,185,000   AAA        Dauphin County PA General Authority School District Pooled
                           Financing Program AMBAC-Insured 1.17% VRDO                       21,185,000
                         Emmaus PA General Authority FSA-Insured:
 90,055,000   A-1          Series 96 1.17% VRDO                                             90,055,000
 56,450,000   A-1          Series A 1.15% VRDO                                              56,450,000
  3,600,000   A-1+       Geisinger Authority PA Health Systems 1.20% VRDO                    3,600,000
  1,875,000   A-1        Gettysburg PA Area IDR (Brethern Home Community Project)
                           Series A 1.17% VRDO                                               1,875,000
  1,855,000   NR+        Lehigh County PA IDA (Impress Industries Project) Series A
                           1.37% VRDO AMT                                                    1,855,000
 34,060,000   A-1        New Garden PA General Authority Pooled Financing Program
                           AMBAC-Insured 1.17% VRDO                                         34,060,000
 20,000,000   VMIG 1*    Northampton County PA IDA First Mortgage Kirkland Village
                           1.14% VRDO                                                       20,000,000
 10,250,000   VMIG 1*    Northeastern PA Hospital & Educational Authority (Wilkes
                           University Project) Series B 1.15% VRDO                          10,250,000
                         Pennsylvania EDA (Wengers Feed Mill Project):
  6,795,000   NR+          Series B-1 1.32% VRDO AMT                                         6,795,000
  8,605,000   NR+          Series F-3 1.32% VRDO AMT                                         8,605,000
  4,600,000   A-1+       Pennsylvania Energy Development Authority Piney Creek
                           Series A 1.20% VRDO AMT                                           4,600,000
  6,305,000   A-1        Pennsylvania State Higher Educational Facilities Colleges &
                           Universities Revenue Pennsylvania College of Optometry
                           1.17% VRDO                                                        6,305,000

                       See Notes to Financial Statements.


25  Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2003
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                          VALUE
======================================================================================================
Pennsylvania -- 5.0% (continued)
                         Pennsylvania State Turnpike Commission:
$15,000,000   A-1+         Series 2001U 1.15% VRDO                                      $   15,000,000
 12,555,000   A-1+         Series B 1.15% VRDO                                              12,555,000
  2,400,000   A-1+       Philadelphia PA Hospitals & Higher EFA (Children's Hospital
                           Project) Series C MBIA-Insured 1.20% VRDO                         2,400,000
                         Philadelphia PA IDR:
  6,600,000   A-1          Chemical Heritage Foundation Project 1.17% VRDO                   6,600,000
  4,225,000   Aa2*         Goldenberg Candy Project Series A 1.27% VRDO AMT                  4,225,000
  5,200,000   A-1+         Marketplace Redwood Project Series A AMBAC-Insured
                              1.15% VRDO AMT                                                 5,200,000
    725,000   Aa2*         Tom James Co. Project 1.15% VRDO                                    725,000
 10,000,000   A-1        Philadelphia PA Water Authority MSTC Series 97-11
                           FGIC-Insured PART 1.30% due 6/10/03                              10,000,000
 15,000,000   MIG 1*     Temple University of the Commonwealth System of Higher
                           Education Pennsylvania University Funding Obligation
                           3.00% due 5/6/03                                                 15,015,231
  4,365,000   A-1+       West Cornwall Township PA Municipal Authority
                           Government Loan Program FSA-Insured 1.21% VRDO                    4,365,000
                         York County PA General Authority Pooled Financing
                           AMBAC-Insured:
 32,555,000   A-1             Series 96B 1.17% VRDO                                         32,555,000
  9,880,000   A-1             Series A 1.17% VRDO                                            9,880,000
------------------------------------------------------------------------------------------------------
                                                                                           393,970,231
------------------------------------------------------------------------------------------------------
Rhode Island -- 0.8%
 16,520,000   A-1+       Convention Center Authority of Rhode Island Series A
                           MBIA-Insured 1.10% VRDO                                          16,520,000
                         Rhode Island Health & Educational Building Corp.:
  5,760,000   A-1+         Higher Education Facilities Brown University Series B
                              1.10% VRDO                                                     5,760,000
  5,600,000   A-1          Hospital Financing Care New England Series A
                              1.15% VRDO                                                     5,600,000
  1,000,000   A-1          Portsmouth Abbey School 1.20% VRDO                                1,000,000
  4,450,000   A-1          St. Andrews School 1.20% VRDO                                     4,450,000
 25,000,000   SP-1+      Rhode Island State & Providence Plantations GO TAN
                           2.50% due 6/30/03                                                25,079,832
                         Rhode Island State Industrial Facilities Corp.:
  1,620,000   A-1          J-Cor LLC Project Series 98 1.30% VRDO AMT                        1,620,000
  1,895,000   A-1          Matthews Realty LLC Series 97 1.30% VRDO AMT                      1,895,000
------------------------------------------------------------------------------------------------------
                                                                                            61,924,832
------------------------------------------------------------------------------------------------------
South Carolina -- 1.8%
  3,100,000   Aa3*       Anderson County SC IDR (Mikron Corp. Project)
                           1.32% VRDO AMT                                                    3,100,000
  3,780,000   A-1        Greenwood County SC Hospital Series B MBIA-Insured
                           1.17% VRDO                                                        3,780,000

                       See Notes to Financial Statements.


26  Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2003
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                          VALUE
======================================================================================================
South Carolina -- 1.8% (continued)
                         Piedmont SC Municipal Power Agency Electric Revenue
                           MBIA-Insured:
$16,000,000   A-1             Series B 1.10% VRDO                                       $   16,000,000
  4,750,000   A-1+            Series D 1.12% VRDO                                            4,750,000
 20,000,000   SP-1+      South Carolina Association of Governments COP
                           3.00% due 4/15/03                                                20,011,746
  2,840,000   Aa2*       South Carolina EFA for Private Nonprofit Institutions
                           (Presbyterian College Project) 1.17% VRDO                         2,840,000
  6,130,000   A-1        South Carolina GO Series PT-423 PART 1.45% due 5/22/03              6,130,000
                         South Carolina Jobs EDA:
  2,900,000   Aa3*         Advanced Automation Inc. Project 1.25% VRDO AMT                   2,900,000
  4,600,000   P-1*         BASF Corp. Project Series 97 1.27% VRDO AMT                       4,600,000
  8,000,000   VMIG 1*      Christ Church Episcopal School 1.17% VRDO                         8,000,000
  6,600,000   A-1          Franco Manufacturing Co. Inc. Project 1.30% VRDO AMT              6,600,000
  3,900,000   Aa2*         Galey & Lord Industries Inc. Project 1.27% VRDO AMT               3,900,000
  9,000,000   Aa2*         Greenville Baptist Project 1.17% VRDO                             9,000,000
    900,000   Aa2*         Greenville Machinery Project 1.32% VRDO AMT                         900,000
  7,200,000   VMIG 1*      Health Sciences Medical University 1.17% VRDO                     7,200,000
  1,200,000   NR+          ISO Poly Films Inc. Project 1.30% VRDO AMT                        1,200,000
  4,500,000   Aa2*         Orders Realty Co. Inc. Project 1.27% VRDO AMT                     4,500,000
  5,000,000   VMIG 1*      Porter Academy School Project 1.17% VRDO                          5,000,000
 16,600,000   VMIG 1*    South Carolina Port Authority Munitop FSA-Insured PART
                           1.26% VRDO AMT                                                   16,600,000
  3,500,000   VMIG 1*    South Carolina Public Service Authority MERLOT Series L
                           MBIA-Insured PART 1.26% VRDO                                      3,500,000
  5,700,000   VMIG 1*    University of South Carolina School of Medicine Educational
                           Trust Healthcare Facilities 1.17% VRDO                            5,700,000
  3,500,000   A-1        Williamsburg County SC IDR (Peddinghaus Corp. Project)
                           1.25% VRDO AMT                                                    3,500,000
------------------------------------------------------------------------------------------------------
                                                                                           139,711,746
------------------------------------------------------------------------------------------------------
South Dakota -- 0.1%
  8,200,000   A-1        Yankton SD IDR (Kolberg Pioneer Inc. Project) Series 98
                           1.25% VRDO AMT                                                    8,200,000
------------------------------------------------------------------------------------------------------
Tennessee -- 7.4%
  3,935,000   P-1*       Anderson County TN IDR (Becromal of America Inc. Project)
                           1.55% VRDO AMT                                                    3,935,000
                         Blount County TN PBA:
                           AMBAC-Insured:
  3,850,000   VMIG 1*         Series A-2H 1.20% VRDO                                         3,850,000
  9,900,000   VMIG 1*         Series A-4A 1.15% VRDO                                         9,900,000
  1,080,000   VMIG 1*      Series A-2C 1.20% VRDO                                            1,080,000
 11,300,000   A-1        Chattanooga TN Health Education & Housing Facilities Board
                           (Tuff/Chattanooga Housing Project) 1.17% VRDO                    11,300,000

                       See Notes to Financial Statements.


27  Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2003
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                          VALUE
======================================================================================================
Tennessee -- 7.4% (continued)
                         Clarksville TN PBA Pooled Financing:
$18,100,000   VMIG 1*      1.15% VRDO                                                   $   18,100,000
  8,600,000   VMIG 1*      Series 96 1.15% VRDO                                              8,600,000
  4,520,000   VMIG 1*      Tennessee Municipal Board Fund 1.20% VRDO                         4,520,000
  4,400,000   VMIG 1*    Covington TN IDR (Charms Co. Project) 1.25% VRDO AMT                4,400,000
  4,700,000   Aa2*       Dickenson County TN IDR Renaissance Center 1.15% VRDO               4,700,000
 10,000,000   A-1+       Franklin County TN Health & Educational Facilities Board
                           (University of the South Project) 1.15% VRDO                     10,000,000
 12,150,000   A-1+       Hamilton County TN IDR Tennessee Aquarium 1.15% VRDO               12,150,000
  6,000,000   VMIG 1*    Jackson TN Health & Educational Facilities Board MFH Post
                           House Apartments 1.15% VRDO                                       6,000,000
                         Knox County TN IDB:
  6,500,000   VMIG 1*      Moore McCormack Project 1.17% VRDO                                6,500,000
  5,700,000   VMIG 1*      YMCA of East Tennessee Inc. Project 1.15% VRDO                    5,700,000
  8,100,000   Aa3*       Loudon TN IDB PCR (A.E. Stanley Manufacturing Co. Project)
                           1.17% VRDO                                                        8,100,000
 14,990,000   A-1+       Memphis TN Center City Financing Corp. MFH Series 1220
                           PART 1.22% VRDO                                                  14,990,000
                         Metropolitan Nashville & Davidson Counties TN:
                           HEFA:
 14,125,000   A-1+            Adventist/Sunbelt Health Systems Series A 1.15% VRDO          14,125,000
 12,000,000   A-1+            Ascension Health Series B-1 1.63% due 7/28/03                 12,000,000
  8,900,000   VMIG 1*         Belmont University Project 1.15% VRDO                          8,900,000
  6,600,000   A-1+            Country Music Hall of Fame 1.15% VRDO                          6,600,000
                              Vanderbilt University:
     5,125,000   A-1+            Series 85A 1.15% due 1/15/04                                5,125,000
 19,700,000   A-1+               Series B 1.15% VRDO                                        19,700,000
                           IDB:
 12,400,000   VMIG 1*         MFH Arbor Knoll LP Series A 1.17% VRDO                        12,400,000
  3,000,000   VMIG 1*         Munitop Series 99-1 FGIC-Insured PART 1.23% VRDO               3,000,000
 10,000,000   NR+             YMCA of Middle Tennessee Project 1.15% VRDO                   10,000,000
                         Montgomery County TN PBA Pooled Financing:
                           Montgomery County Loan Pool:
 10,500,000   VMIG 1*         Series 95 1.15% VRDO                                          10,500,000
 12,030,000   VMIG 1*         Series 96 1.15% VRDO                                          12,030,000
                           Tennessee County Loan Pool:
 24,595,000   VMIG 1*         1.15% VRDO                                                    24,595,000
 67,375,000   VMIG 1*         1.15% VRDO                                                    67,375,000
  28,975,000  A-1+            1.15% VRDO                                                    28,975,000
  2,600,000   Aa3*       Roane County TN IDB IDR Great Lakes Carbon Corp.
                           1.10% VRDO                                                        2,600,000
  4,000,000   Aa2*       Rutherford County TN IDR (Outboard Marine Project)
                           1.30% VRDO AMT                                                    4,000,000

                       See Notes to Financial Statements.


28  Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2003
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                          VALUE
======================================================================================================
Tennessee -- 7.4% (continued)
                         Sevier County TN PBA Local Government Public Improvement
                           AMBAC-Insured:
$ 2,100,000   VMIG 1*         Series A-1 1.15% VRDO                                     $    2,100,000
  6,200,000   VMIG 1*         Series A-3 1.15% VRDO                                          6,200,000
  5,700,000   VMIG 1*         Series A-6 1.15% VRDO                                          5,700,000
  4,000,000   VMIG 1*         Series D-2 1.15% VRDO                                          4,000,000
  8,400,000   VMIG 1*         Series D-3 1.15% VRDO                                          8,400,000
  7,120,000   VMIG 1*         Series E-1 1.15% VRDO                                          7,120,000
  5,000,000   VMIG 1*         Series E-2 1.15% VRDO                                          5,000,000
  4,500,000   VMIG 1*         Series E-6 1.15% VRDO                                          4,500,000
 10,000,000   VMIG 1*         Series G-1 1.15% VRDO                                         10,000,000
  5,645,000   VMIG 1*         Series H-1 1.15% VRDO                                          5,645,000
  4,100,000   VMIG 1*         Series I-A1 1.15% VRDO                                         4,100,000
  5,000,000   VMIG 1*         Series I-A2 1.15% VRDO                                         5,000,000
  3,300,000   VMIG 1*         Series II-B1 1.15% VRDO                                        3,300,000
  5,855,000   VMIG 1*         Series II-C1 1.15% VRDO                                        5,855,000
  2,100,000   VMIG 1*         Series III-A2 1.15% VRDO                                       2,100,000
  9,345,000   VMIG 1*         Series III-D1 1.15% VRDO                                       9,345,000
  8,465,000   A-1        Shelby County TN Methodist Healthcare MSTC Series 98-36
                           MBIA-Insured PART 1.25% VRDO (b)                                  8,465,000
  6,700,000   NR+        Sullivan County TN IDB Microporous Products LP
                           1.32% VRDO AMT                                                    6,700,000
  7,000,000   VMIG 1*    Sumner County GO Capital Outlay Notes 1.15% VRDO                    7,000,000
    630,000   A-1+       Sumner County Hospital Alliance Pooled Finance Series A
                           1.30% VRDO                                                          630,000
                         Tennessee State GO Series A TECP:
 15,000,000   A-1+         1.05% due 5/5/03                                                 15,000,000
 13,500,000   A-1+         1.10% due 5/7/03                                                 13,500,000
 16,000,000   A-1+         1.05% due 5/9/03                                                 16,000,000
 25,600,000   A-1+         1.05% due 5/12/03                                                25,600,000
 10,000,000   A-1+         1.08% due 6/12/03                                                10,000,000
 13,210,000   Aa2*       Tusculum TN Health Education & Housing Facilities Board
                           Educational Facilities (Tusculum College Project)
                           1.15% VRDO                                                       13,210,000
------------------------------------------------------------------------------------------------------
                                                                                           580,220,000
------------------------------------------------------------------------------------------------------
Texas -- 13.8%
  6,491,000   A-1+       Austin Travis & Williamson Counties TX Utility System
                           Series A 1.00% due 4/11/03 TECP                                   6,491,000
 12,470,000   A-1        Austin TX Utility Systems Series 498 FSA-Insured PART
                           1.21% VRDO                                                       12,470,000
                         Austin TX Water & Wastewater Systems:
  9,975,000   VMIG 1*      MERLOT Series LLL MBIA-Insured 1.26% VRDO                         9,975,000
 15,590,000   A-1          MSTC Series A 9009 FSA-Insured PART 1.31% VRDO                   15,590,000
  5,900,000   VMIG 1*      Munitop Series 00-10 MBIA-Insured PART 1.23% VRDO                 5,900,000

                       See Notes to Financial Statements.


29  Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2003
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                          VALUE
======================================================================================================
Texas -- 13.8% (continued)
                         Brazos River TX Harbor Navigation District (BASF
                           Corp. Project):
$ 1,800,000   A-1+           1.20% VRDO AMT                                             $    1,800,000
 18,000,000   A-1+           1.30% VRDO AMT                                                 18,000,000
  4,500,000   A-1+       Brownsville TX Utility System Revenue Series B MBIA-Insured
                           1.15% VRDO                                                        4,500,000
 10,000,000   VMIG 1*    Comal TX ISD GO Munitops Series 99-9 PSFG PART
                           1.23% VRDO (b)                                                   10,000,000
  3,700,000   VMIG 1*    Crawford TX IDR (Franklin Industrial Project) 1.25% VRDO AMT        3,700,000
  8,000,000   VMIG 1*    Dallas TX Water & Sewer Munitop Series 98-19 FSA-Insured
                           PART 1.23% VRDO                                                   8,000,000
                         Dallas-Fort Worth TX International Airport:
  6,900,000   A-1+         MBIA-Insured PART 1.28% VRDO                                      6,900,000
 14,900,000   VMIG 1*      MERLOT Series 2000-2 FGIC-Insured PART
                              1.31% VRDO AMT                                                14,900,000
  7,150,000   Aa2*       De Soto TX IDA IDR (National Service Industries Inc. Project)
                           1.17% VRDO                                                        7,150,000
 18,370,000   A-1        Denton TX Water & Sewer MSTC Series 01-117 PSFG PART
                           1.20% due 9/10/03                                                18,370,000
                         Fort Bend County TX:
  4,200,000   NR+          IDC IDR (Aaron Rents Inc. Project) 1.37% VRDO AMT                 4,200,000
  3,000,000   VMIG 1*      ISD GO Munitops Series 1999-6 PSFG PART 1.23% VRDO                3,000,000
                         Grand Prairie TX ISD GO PSFG:
 55,135,000   AAA          1.60% due 8/1/03                                                 55,135,000
 10,000,000   VMIG 1*      Munitop Series 2000-20 PART 1.80% due 10/29/03                   10,000,000
  2,000,000   A-1        Grapevine TX IDC Trencor Jetco Inc. 1.25% VRDO AMT                  2,000,000
  3,000,000   VMIG 1*    Greater East Texas Higher Education Revenue Series B
                           1.18% VRDO AMT                                                    3,000,000
                         Greater Texas Student Loan Corp. Student Loan Revenue:
 10,000,000   A-1+         Series 96A 1.18% VRDO AMT                                        10,000,000
 11,850,000   A-1+         Series A 1.18% VRDO AMT                                          11,850,000
  5,000,000   AAA        Gulf Coast Waste Disposal Authority TX PCFA BP Amoco
                           1.25% due 7/15/08                                                 5,002,146
                         Harris County TX Flood Control District TECP:
  9,290,000   P-1*         1.05% due 5/12/03                                                 9,290,000
  2,500,000   P-1*         1.05% due 6/9/03                                                  2,500,000
  2,350,000   P-1*         1.05% due 6/9/03                                                  2,350,000
  3,825,000   P-1*         1.05% due 6/13/03                                                 3,825,000
  1,000,000   P-1*         1.10% due 6/13/03                                                 1,000,000
  2,700,000   P-1*         1.05% due 7/18/03                                                 2,700,000
                         Harris County TX GO:
                           PART:
  4,995,000   A-1+            Series PT-375 AMBAC-Insured 1.45% due 5/22/03                  4,995,000
  7,800,000   A-1+            Series SG-96 FGIC-Insured 1.21% VRDO                           7,800,000
  2,300,000   A-1+         Series C 1.05% due 4/11/03 TECP                                   2,300,000

                       See Notes to Financial Statements.


30  Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2003
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                          VALUE
======================================================================================================
Texas -- 13.8% (continued)
                         Harris County TX Health Facilities Development Corp.:
$23,000,000   A-1+         Methodist Hospital 1.20% VRDO                                $   23,000,000
  5,000,000   A-1+         Texas Children's Hospital Series B-1 MBIA-Insured
                              1.20% VRDO                                                     5,000,000
  4,140,000   A-1+       Harris County TX IDR (Precision General Inc. Project)
                           1.25% VRDO AMT                                                    4,140,000
 16,300,000   A-1+       Harris County TX Texas Health Facilities (Texas Medical
                           Center Project) FSA-Insured 1.20% VRDO                           16,300,000
  6,000,000   A-1+       Hockley County TX IDC PCR (Amoco Corp. Project)
                           1.60% due 5/1/03                                                  6,000,000
                         Houston TX Airport Systems PART:
  4,700,000   VMIG 1*      MERLOT Series BO4 FSA-Insured 1.31% VRDO AMT                      4,700,000
 15,000,000   VMIG 1*      Series 98-15 Munitop FGIC-Insured 1.27% VRDO AMT                 15,000,000
                         Houston TX GO TECP:
                           Series A:
 10,000,000   A-1+            1.05% due 4/9/03                                              10,000,000
 20,000,000   A-1+            1.10% due 4/18/03                                             20,000,000
  5,000,000   A-1+            1.08% due 6/9/03                                               5,000,000
  4,900,000   A-1+         Series C 1.05% due 4/7/03                                         4,900,000
                         Houston TX Higher Education Rice University TECP:
 16,700,000   A-1+         1.10% due 5/2/03                                                 16,700,000
  6,300,000   A-1+         1.05% due 5/7/03                                                  6,300,000
  4,000,000   A-1+         1.10% due 8/8/03                                                  4,000,000
                         Houston TX ISD GO PSFG PART:
  5,000,000   VMIG 1*      Series 00-11 1.23% VRDO                                           5,000,000
  7,320,000   A-1          Series PA-466 1.21% VRDO                                          7,320,000
                         Houston TX Water & Sewer:
                           PART:
  6,985,000   A-1             MERLOT Series A128 MBIA-Insured 1.26% VRDO                     6,985,000
 19,400,000   A-1+            Series 73 FGIC-Insured 1.25% VRDO                             19,400,000
                           Series A TECP:
 20,000,000   A-1             1.05% due 5/8/03                                              20,000,000
 10,000,000   A-1             1.15% due 5/28/03                                             10,000,000
  5,500,000   VMIG 1*    Leander TX ISD GO Munitops Series 02-16 PSFG PART
                           1.55% due 8/20/03                                                 5,500,000
  8,000,000   Aa2*       Leon County TX IDR (BOC Group Inc. Project) 1.17% VRDO              8,000,000
                         Lewisville TX ISD PSFG PART:
 10,290,000   VMIG 1*      Munitop Series 01-9 1.80% due 10/29/03                           10,290,000
 17,000,000   A-1+         Series SGA 134 1.25% VRDO                                        17,000,000
  2,600,000   A-1        Mansfield TX IDC (Pier 1 Imports Project) 1.27% VRDO AMT            2,600,000
                         Mansfield TX ISD GO PSFG PART:
 10,400,000   VMIG 1*      Series 96 1.15% VRDO                                             10,400,000
  5,000,000   A-1+         Series SGA 129 1.25% VRDO                                         5,000,000
  5,000,000   VMIG 1*    Mesquite TX ISD GO PSFG 1.15% VRDO                                  5,000,000

                       See Notes to Financial Statements.


31  Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2003
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                          VALUE
======================================================================================================
Texas -- 13.8% (continued)
                         North Central Texas Health Facilities Development Corp.:
$ 1,935,000   NR+          Los Barrios Unidos Community 1.20% VRDO                      $    1,935,000
 12,000,000   A-1+         Methodist Hospital AMBAC-Insured 1.05% due 6/11/03               12,000,000
                         North Texas Higher Education Authority Student Loan:
  7,900,000   VMIG 1*      Series 1993A 1.20% VRDO AMT                                       7,900,000
                           Series A:
  3,500,000   VMIG 1*         1.20% VRDO AMT                                                 3,500,000
  8,400,000   A-1+            AMBAC-Insured 1.20% VRDO AMT                                   8,400,000
  4,500,000   A-1+         Series C AMBAC-Insured 1.20% VRDO AMT                             4,500,000
 15,000,000   A-1+       North Texas Tollway Authority Series A
                           1.05% due 6/11/03 TECP                                           15,000,000
  4,600,000   A-1+       Plano TX Health Facilities Development Corp. Presbyterian
                           Healthcare 1.04% due 8/2/03 TECP                                  4,600,000
 34,125,000   A-1+       Plano TX ISD GO PSFG 1.125% due 11/20/03                           34,125,000
  7,200,000   A-1+       Polly Ryon Hospital Authority TX Polly Ryan Memorial
                           Hospital 1.20% VRDO                                               7,200,000
 15,000,000   A-1+       Port Arthur Navigation District (BASF Corp. Project) Series A
                           1.25% VRDO AMT                                                   15,000,000
 11,215,000   A-1+       Round Rock TX ISD GO MSTC Series SGA-133 PSFG PART
                           1.25% VRDO                                                       11,215,000
 24,777,000   VMIG 1*    San Antonio TX Electricity & Gas Munitop Series 98-22
                           MBIA-Insured PART 1.23% VRDO                                     24,777,000
                         San Antonio TX Water System:
                           MBIA-Insured:
  4,115,000   A-1+            MSTC Series SGA-42 PART 1.25% VRDO                             4,115,000
  3,750,000   A-1+            Series A 1.15% VRDO                                            3,750,000
 10,400,000   A-1+            Series B 1.15% VRDO                                           10,400,000
                           TECP:
  4,000,000   A-1+            1.08% due 6/9/03                                               4,000,000
 15,000,000   A-1+            1.05% due 6/10/03                                             15,000,000
  6,500,000   VMIG 1*    Southeast Texas HFC MFH Oaks of Hitchcock Apartments
                           1.22% VRDO AMT                                                    6,500,000
  4,030,000   Aa3*       Sulphur Springs TX IDR (CMH Manufacturing Inc. Project)
                           1.27% VRDO AMT                                                    4,030,000
  3,570,000   A-1+       Texas A&M University MSTC Series SGA-21 AMBAC-Insured
                           PART 1.25% VRDO                                                   3,570,000
 12,370,000   A-1        Texas Department of Housing MSTC Series 9003 PART
                           1.34% VRDO AMT                                                   12,370,000
 21,630,000   A-1+       Texas Municipal Gas Corp. Sr. Lien Series 98 FSA-Insured
                           1.15% VRDO                                                       21,630,000
                         Texas State GO Veterans:
 11,500,000   A-1+         Housing Assistance Series 2 1.22% VRDO AMT                       11,500,000
 13,610,000   A-1+         Land Series A 1.20% VRDO AMT                                     13,610,000

                       See Notes to Financial Statements.


32  Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2003
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                          VALUE
======================================================================================================
Texas -- 13.8% (continued)
                         Texas State PFA GO TECP:
                           Series A:
$ 5,500,000   A-1+            1.00% due 4/8/03                                          $    5,500,000
  3,000,000   A-1+            1.00% due 7/21/03                                              3,000,000
 18,200,000   A-1+         Series B 1.05% due 4/11/03                                       18,200,000
190,000,000   SP-1+      Texas State TRAN 2.75% due 8/29/03                                191,050,370
 20,000,000   A-1+       Texas Veterans Land Series A 1.20% VRDO AMT                        20,000,000
  8,030,000   Aaa*       Travis County TX HFC MFH Tanglewood Apartments
                           1.15% VRDO                                                        8,030,000
                         University of Texas University Board of Regents
                           Series 2002A TECP:
  4,089,000   A-1+            1.15% due 4/17/03                                              4,089,000
  6,011,000   A-1+            1.15% due 4/21/03                                              6,011,000
  6,000,000   A-1+            1.05% due 4/22/03                                              6,000,000
    600,000   A-1+            1.15% due 4/22/03                                                600,000
  5,275,000   A-1+            1.10% due 10/9/03                                              5,275,000
------------------------------------------------------------------------------------------------------
                                                                                         1,086,610,516
------------------------------------------------------------------------------------------------------
Utah -- 2.0%
 15,410,000   VMIG 1*    Alpine UT School District PART 1.45% due 5/22/03                   15,410,000
                         Intermountain Power Agency UT Power Supply TECP:
                           Series 85F AMBAC-Insured:
  3,600,000   A-1+            1.05% due 5/15/03                                              3,600,000
 10,200,000   A-1+            1.05% due 7/14/03                                             10,200,000
                           Series 97B:
 26,700,000   A-1             1.07% due 4/1/03                                              26,700,000
 13,200,000   A-1             1.07% due 4/1/03                                              13,200,000
 20,000,000   A-1             1.05% due 4/11/03                                             20,000,000
  4,000,000   A-1             1.05% due 5/15/03                                              4,000,000
  3,100,000   A-1             1.02% due 6/2/03                                               3,100,000
  1,505,000   A-1+       Ogden City UT IDR (Infiltrator System Inc. Project)
                           1.30% VRDO AMT                                                    1,505,000
  5,000,000   VMIG 1*    Salt Lake City UT Rowland Hall (St. Marks Project)
                           1.15% VRDO                                                        5,000,000
                         Utah Transit Authority Sales Tax & Transportation Revenue:
  5,700,000   A-1+         Series B 1.15% VRDO                                               5,700,000
  2,600,000   A-1+         Utah Light Rail Transit 1.10% VRDO                                2,600,000
                         Weber County UT IHC Healthcare Services:
 12,500,000   A-1+         Series A 1.15% VRDO                                              12,500,000
 30,400,000   A-1+         Series C 1.15% VRDO                                              30,400,000
------------------------------------------------------------------------------------------------------
                                                                                           153,915,000
------------------------------------------------------------------------------------------------------
Vermont -- 0.1%
  7,100,000   Aa2*       Vermont IDA IDR (Wallace Computer Services Project)
                           1.17% VRDO                                                        7,100,000
------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


33  Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2003
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                          VALUE
======================================================================================================
Virginia -- 0.7%
$   800,000   Aa2*       Alexandria VA IDA (Global Printing Project)
                           1.32% VRDO AMT                                               $      800,000
  7,910,000   A-1        Arlington County VA GO PART 1.45% due 5/22/03                       7,910,000
  3,200,000   Aa1*       Front Royal & Warren Counties VA IDA PenTab Industries Inc.
                           1.25% VRDO AMT                                                    3,200,000
  7,000,000   A-1+       Henrico County VA EDA IDR (Infinieon Technologies Project)
                           1.25% VRDO AMT                                                    7,000,000
  3,000,000   A-1+       King George County VA IDA Solid Waste Disposal Facilities
                           (Garnet of Virginia Inc. Project) 1.25% VRDO AMT                  3,000,000
  2,000,000   Aa2*       Mecklenburg VA IDA Glaize & Bro LLC 1.32% VRDO AMT                  2,000,000
  8,235,000   A-1        Norfolk VA IDA Hospital Facilities (Children's Hospital
                           Project) 1.15% VRDO                                               8,235,000
  6,800,000   VMIG 1*    Richmond VA IDA (Richmond SPCA Project) 1.15% VRDO                  6,800,000
  5,000,000   A-1+       Roanoke VA IDA Carilion Health Series E 1.20% VRDO                  5,000,000
  4,400,000   NR+        Rockbridge County VA IDA (Des Champs Project)
                           1.25% VRDO AMT                                                    4,400,000
  4,900,000   VMIG 1*    Virginia Beach VA Development Authority (IMS Gear Project)
                           1.27% VRDO AMT                                                    4,900,000
  2,400,000   A-1+       Virginia Port Authority SG 111 MBIA-Insured PART
                           1.26% VRDO                                                        2,400,000
  3,080,000   Aa2*       Virginia Small Business Finance Authority (Ennstone Inc.
                           Project) 1.27% VRDO AMT                                           3,080,000
------------------------------------------------------------------------------------------------------
                                                                                            58,725,000
------------------------------------------------------------------------------------------------------
Washington -- 2.3%
  2,000,000   NR+        Bremerton WA Revenue Kitsap Regional Conference
                           1.20% VRDO                                                        2,000,000
                         Everett WA IDC:
  3,220,000   A-1+         Elizabeth A. Lynn Trust Project 1.30% VRDO AMT                    3,220,000
  3,200,000   A-1+         Kimberly-Clark Corp. Project 1.25% VRDO AMT                       3,200,000
  5,300,000   A-1+       Kent County WA MSTC Series SGA 27 MBIA-Insured PART
                           1.25% VRDO                                                        5,300,000
                         King County WA Housing Authority:
  6,700,000   NR+          Landmark Apartments Project 1.15% VRDO                            6,700,000
  7,175,000   A-1+         Overlake Project 1.25% VRDO AMT                                   7,175,000
  2,235,000   A-1        Olympia WA EDA (Spring Air Northwest Project)
                           1.30% VRDO AMT                                                    2,235,000
  4,200,000   P-1*       Pierce County WA EDA Dock & Wharf Facilities
                           (SCS Industries Project) 1.25% VRDO AMT                           4,200,000
 15,385,000   A-1+       Seattle WA GO Series D 1.20% VRDO                                  15,385,000
  5,500,000   A-1        Washington State EDFA Solid Waste Disposal (Waste
                           Management Project) Series C 1.25% VRDO AMT                       5,500,000
                         Washington State GO:
 14,265,000   A-1          MSTC Series 01-149 FGIC-Insured PART
                              1.20% due 9/10/03                                             14,265,000

                       See Notes to Financial Statements.


34  Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2003
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                          VALUE
======================================================================================================
Washington -- 2.3% (continued)
$14,155,000   VMIG 1*      Munitop Series 01-6 MBIA-Insured PART
                              1.20% due 5/28/03                                           $ 14,155,000
  8,000,000   VMIG 1*    Washington State Health Care Facilities National Healthcare
                           Research & Education 1.20% VRDO                                   8,000,000
  9,945,000   NR+        Washington State HFA Variable Rate Certificates Series T
                           PART 1.32% VRDO AMT                                               9,945,000
                         Washington State HFC MFH:
  2,000,000   A-1          Heatherwood Apartments Project Series A
                              1.30% VRDO AMT                                                 2,000,000
  5,725,000   A-1          Mill Pointe Apartment Projects Series A
                              1.30% VRDO AMT                                                 5,725,000
  5,165,000   VMIG 1*      Olympic Heights Apartments 1.15% VRDO                             5,165,000
  8,050,000   A-1          Springfield Meadows Apartments Series A
                              1.30% VRDO AMT                                                 8,050,000
  2,840,000   NR+          United Way King County Project 1.20% VRDO                         2,840,000
  2,880,000   VMIG 1*      Valley View Apartments Project 1.15% VRDO                         2,880,000
                         Washington State Higher Education Facilities Authority
                           (Seattle Pacific University Project):
 13,600,000   VMIG 1*         Series A 1.15% VRDO                                           13,600,000
  6,800,000   VMIG 1*         Series B 1.15% VRDO                                            6,800,000
                         Washington State Public Power Supply Systems
                           (Nuclear Project) MBIA-Insured:
  9,175,000   A-1+            No. 1 Series SG-15 PART 1.21% VRDO                             9,175,000
 20,450,000   A-1             No. 3 Electric Revenue Series 3A 1.07% VRDO                   20,450,000
                         Yakima County WA Public Corp.:
  5,000,000   P-1*         Can-Am Millwork Ltd. Project 1.30% VRDO AMT                       5,000,000
  2,000,000   NR+          Longview Fibre Co. Project 1.35% VRDO AMT                         2,000,000
------------------------------------------------------------------------------------------------------
                                                                                           184,965,000
------------------------------------------------------------------------------------------------------
West Virginia -- 0.0%
  1,200,000   A-1+       Marion County WV Solid Waste Disposal Facilities
                           (Granttown Project) Series D 1.25% VRDO AMT                       1,200,000
  1,730,000   NR+        Putnam County WV Solid Waste Disposal FMC Corp.
                           1.37% VRDO AMT                                                    1,730,000
------------------------------------------------------------------------------------------------------
                                                                                             2,930,000
------------------------------------------------------------------------------------------------------
Wisconsin -- 1.3%
  2,090,000   A-1        Germantown WI IDR Great Lakes Packaging Corp.
                           1.25% VRDO AMT                                                    2,090,000
  6,000,000   A-1+       Oneida Tribe of Indians HFA 1.15% VRDO                              6,000,000
  6,500,000   A-1        University of Wisconsin Hospital & Clinics MBIA-Insured
                           1.15% VRDO                                                        6,500,000
  6,155,000   AAA        Wisconsin Center District Tax Revenue MSTC Series 99-70
                           FSA-Insured PART 1.25% VRDO                                       6,155,000
  3,400,000   A-1        Wisconsin HFA MSTC Series 99-74 PART 1.28% VRDO AMT                 3,400,000

                       See Notes to Financial Statements.


35  Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2003
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                          VALUE
======================================================================================================
Wisconsin -- 1.3% (continued)
                         Wisconsin Housing & EDA:
                           Home Ownership:
$   225,000   VMIG 1*         GEMICO-Insured PART 1.31% VRDO AMT                        $      225,000
  3,000,000   A-1+            Series C 1.15% VRDO                                            3,000,000
  8,000,000   A-1+            Series E 1.25% VRDO AMT                                        8,000,000
  2,020,000   A-1+            Series I 1.20% VRDO AMT                                        2,020,000
  7,520,000   A-1+         Series H 1.22% VRDO AMT                                           7,520,000
  8,320,000   A-1+       Wisconsin Public Power Inc. Power Supply System
                           AMBAC-Insured PART 1.25% VRDO                                     8,320,000
  8,500,000   MIG 1*     Wisconsin Rural Water Construction Loan BAN
                           2.50% due 11/1/03                                                 8,544,182
 10,000,000   MIG 1*     Wisconsin School Districts Cash Flow Management
                           Program COP Series A-2 2.25% due 9/23/03                         10,035,385
                         Wisconsin State GO Series A:
  6,660,000   Aaa*         Pre-Refunded -- Escrowed with U.S. government
                              securities to 5/1/03 Call @ 100 5.20% due 5/1/09               6,677,807
  7,005,000   Aaa*         Pre-Refunded -- Escrowed with U.S. government
                              securities to 5/1/03 Call @ 100 5.20% due 5/1/10               7,023,729
                         Wisconsin State HEFA:
  2,300,000   A-1          Prohealth Inc. Series B AMBAC-Insured 1.20% VRDO                  2,300,000
 15,800,000   A-1          Wheaton Franciscan Services 1.17% VRDO                           15,800,000
------------------------------------------------------------------------------------------------------
                                                                                           103,611,103
------------------------------------------------------------------------------------------------------
Wyoming -- 0.2%
                         Wyoming Community Development Authority:
 13,395,000   A-1          Series 562 FGIC-Insured PART 1.31% VRDO AMT                      13,395,000
  1,600,000   A-1+         Single Family Mortgage Series A 1.17% VRDO                        1,600,000
------------------------------------------------------------------------------------------------------
                                                                                            14,995,000
------------------------------------------------------------------------------------------------------
                         TOTAL INVESTMENTS -- 100%
                         (Cost -- $7,896,300,704**)                                     $7,896,300,704
======================================================================================================

(a) All ratings are by Standard & Poor's Ratings Service except for those which are identified by an asterisk (*), are rated by Moody's Investors Service.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
+ Security has not been rated by either Moody's Investors Service or Standard & Poor's Ratings Service. However, the Board of Directors has determined this security to be considered a first tier quality issue due to enhancement features; such as insurance and/or irrevocable letter of credit.
**    Aggregate cost for Federal income tax purposes is substantially the same.

      See pages 37 and 38 for definitions of ratings and certain security descriptions.

                       See Notes to Financial Statements.


36   Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

================================================================================
Bond Ratings (unaudited)
================================================================================

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA -- Bonds that are rated "AAA" have the highest rating assigned by Standard &
       Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds that are rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A   -- Bonds that are rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Bonds that are rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Baa", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa -- Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A   -- Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR  -- Indicates that the bond is not rated by Standard & Poor's or Moody's.


37   Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

================================================================================
Short-Term Security Ratings (unaudited)
================================================================================

SP-1   -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

SP-2   -- Standard & Poor's rating indicating satisfactory capacity to pay principal and interest.

A-1    -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

MIG 1  -- Moody's highest rating for short-term municipal obligations.

VMIG 1 -- Moody's highest rating for issues having a demand feature -- VRDO.

P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

================================================================================
Security Descriptions (unaudited)
================================================================================

AMBAC  -- AMBAC Indemnity Corporation
AMT    -- Alternative Minimum Tax
BAN    -- Bond Anticipation Notes
CGIC   -- Capital Guaranty Insurance Company
COP    -- Certificate of Participation
DFA    -- Development Finance Authority
EDA    -- Economic Development Authority
EDC    -- Economic Development Corporation
EDFA   -- Economic Development Financial Authority
EDR    -- Economic Development Revenue
EFA    -- Educational Facilities Authority
ETM    -- Escrowed to Maturity
FGIC   -- Financial Guaranty Insurance Company
FRTC   -- Floating Rate Trust Certificates
FSA    -- Financial Security Assurance
GDA    -- Government Development Authority
GEMICO -- General Electric Mortgage Insurance Company
GNMA   -- Government National Mortgage Association
GO     -- General Obligation
HDA    -- Housing Development Authority
HEFA   -- Health and Educational Facilities Authority
HFA    -- Housing Finance Authority
HFC    -- Housing Finance Corporation
IDA    -- Industrial Development Authority
IDB    -- Industrial Development Board
IDC    -- Industrial Development Corporation
IDR    -- Industrial Development Revenue
IFA    -- Industrial Finance Agency
ISD    -- Independent School District
MBIA   -- Municipal Bond Investors  Assurance Corporation
MERLOT -- Municipal Exempt Receipts Liquidity Optional Tender
MFH    -- Multi-Family Housing
MSTC   -- Municipal Securities Trust Certificates
PART   -- Partnership Structure
PBA    -- Public Building Authority
PCFA   -- Pollution Control Finance Authority
PCR    -- Pollution Control Revenue
PFA    -- Public Facilities Authority
PSFG   -- Permanent School Fund Guaranty
RAN    -- Revenue Anticipation Notes
RAW    -- Revenue Anticipation Warrants
SFH    -- Single-Family Housing
SLMA   -- Student Loan Marketing Association
TAN    -- Tax Anticipation Notes
TECP   -- Tax Exempt Commercial Paper
TRAN   -- Tax & Revenue Anticipation Notes
VRDO   -- Variable Rate Demand Obligation


38   Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

================================================================================
Statement of Assets and Liabilities                               March 31, 2003
================================================================================

ASSETS:
   Investments, at amortized cost                                 $7,896,300,704
   Cash                                                                  328,795
   Receivable for securities sold                                     92,392,653
   Receivable for Fund shares sold                                    64,883,537
   Interest receivable                                                22,545,187
   Other assets                                                          830,613
--------------------------------------------------------------------------------
   Total Assets                                                    8,077,281,489
--------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities purchased                                  153,347,635
   Payable for Fund shares purchased                                 104,708,453
   Management fee payable                                              3,167,747
   Dividends payable                                                   1,992,684
   Distribution fees payable                                             237,292
   Deferred compensation payable                                          66,796
   Accrued expenses                                                      540,329
--------------------------------------------------------------------------------
   Total Liabilities                                                 264,060,936
--------------------------------------------------------------------------------
Total Net Assets                                                  $7,813,220,553
================================================================================

NET ASSETS:
   Par value of capital stock                                     $   78,127,269
   Capital paid in excess of par value                             7,734,948,863
   Undistributed net investment income                                   144,421
--------------------------------------------------------------------------------
Total Net Assets                                                  $7,813,220,553
================================================================================
Shares Outstanding:
   Class A                                                         7,812,723,530
   -----------------------------------------------------------------------------
   Class Y                                                                 3,320
   -----------------------------------------------------------------------------
Net Asset Value:
   Class A (and redemption price)                                 $         1.00
   -----------------------------------------------------------------------------
   Class Y (and redemption price)                                 $         1.00
================================================================================

                       See Notes to Financial Statements.


39   Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

================================================================================
Statement of Operations                        For the Year Ended March 31, 2003
================================================================================

INVESTMENT INCOME:
   Interest                                                         $116,959,869
--------------------------------------------------------------------------------
EXPENSES:
   Management fee (Note 3)                                            38,022,709
   Distribution fees (Note 3)                                          8,099,274
   Shareholder servicing fees                                          1,428,292
   Custody                                                               429,411
   Registration fees                                                     240,441
   Shareholder communications                                            103,368
   Audit and legal                                                        65,371
   Directors' fees                                                        49,747
   Other                                                                  69,685
--------------------------------------------------------------------------------
   Total Expenses                                                     48,508,298
--------------------------------------------------------------------------------
Net Investment Income                                                 68,451,571
--------------------------------------------------------------------------------
Net Realized Gain on Investments                                         544,846
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                              $ 68,996,417
================================================================================

                       See Notes to Financial Statements.


40   Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

================================================================================
Statements of Changes in Net Assets                For the Years Ended March 31,
================================================================================

                                                           2003                2002
==========================================================================================
OPERATIONS:
   Net investment income                             $     68,451,571    $    151,890,086
   Net realized gain                                          544,846              80,935
------------------------------------------------------------------------------------------
   Increase in Net Assets From Operations                  68,996,417         151,971,021
------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTES 2 AND 5):
   Net investment income                                  (68,807,357)       (151,890,086)
------------------------------------------------------------------------------------------
   Decrease in Net Assets From
     Distributions to Shareholders                        (68,807,357)       (151,890,086)
------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
   Net proceeds from sale of shares                    27,464,304,984      28,155,479,859
   Net asset value of shares issued for
     reinvestment of dividends                             70,246,350         157,604,742
   Cost of shares reacquired                          (28,165,822,450)    (28,321,733,200)
------------------------------------------------------------------------------------------
   Decrease in Net Assets From
     Fund Share Transactions                             (631,271,116)         (8,648,599)
------------------------------------------------------------------------------------------
Decrease in Net Assets                                   (631,082,056)         (8,567,664)

NET ASSETS:
   Beginning of year                                    8,444,302,609       8,452,870,273
------------------------------------------------------------------------------------------
   End of year*                                      $  7,813,220,553    $  8,444,302,609
==========================================================================================
* Includes undistributed net investment income of:   $        144,421    $        500,207
==========================================================================================

                       See Notes to Financial Statements.


41   Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

================================================================================
Notes to Financial Statements
================================================================================

1. Significant Accounting Policies

Smith Barney Municipal Money Market Fund, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) the Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value; (c) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (d) direct expenses are charged to each class; management fees and general Fund expenses are allocated on the basis of relative net assets by class; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At March 31, 2003, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of accumulated net realized gain amounting to $493,684 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this adjustment; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Exempt-Interest Dividends and Other Distributions

The Fund declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in Fund shares on the payable date. Furthermore, the Fund intends to satisfy condi-


42   Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

================================================================================
Notes to Financial Statements (continued)
================================================================================

tions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such status when distributed to its shareholders.

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

3. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.50% on the first $2.5 billion of the Fund's average daily net assets, 0.475% on the next $2.5 billion, 0.45% on the next $2.5 billion and 0.40% on average daily net assets in excess of $7.5 billion. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), formerly known as Travelers Bank & Trust, fsb., another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the year ended March 31, 2003, the Fund paid transfer agent fees of $1,569,327 to CTB.

Effective April 7, 2003, Salomon Smith Barney Inc.'s name changed to Citigroup Global Markets Inc. ("CGM"). CGM, another indirect wholly-owned subsidiary of Citigroup, acts as the Funds' distributor. CGM and certain other broker-dealers continue to sell Fund shares to the public as members of the selling group. For the year ended March 31, 2003, CGM did not receive any brokerage commissions.

Pursuant to a Distribution Plan, the Fund pays a distribution fee with respect to Class A shares calculated at the annual rate of 0.10% of the average daily net assets of that class.

All officers and one Director of the Fund are employees of Citigroup or its affiliates.


43   Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

================================================================================
Notes to Financial Statements (continued)
================================================================================

4. Income Tax Information and Distributions to Shareholders

At March 31, 2003, the tax basis components of distributable earnings were:

================================================================================
Undistributed tax-exempt income                                       $2,203,928
================================================================================

The tax character of distributions paid during the year ended March 31, 2003 was:

================================================================================
Tax-exempt income                                                    $68,807,357
================================================================================

5. Distributions Paid to Shareholders by Class

                                            Year Ended              Year Ended
                                          March 31, 2003          March 31, 2002
================================================================================
Net Investment Income
Class A                                     $68,804,289            $151,869,228
Class Y                                           3,068                  20,858
--------------------------------------------------------------------------------
Total                                       $68,807,357            $151,890,086
================================================================================

6. Capital Shares

At March 31, 2003, the Fund had ten billion shares of capital stock authorized with a par value of $0.01 per share.

The Fund has the ability to establish multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. Class A and Y shares can be purchased directly by investors.

Transactions in shares of the Fund were as follows:

                                             Year Ended             Year Ended
                                           March 31, 2003         March 31, 2002
================================================================================
Class A
Shares sold                               27,464,304,984         28,154,079,859
Shares issued on reinvestment                 70,243,250            157,583,146
Shares reacquired                        (28,164,835,559)       (28,320,483,200)
--------------------------------------------------------------------------------
Net Decrease                                (630,287,325)            (8,820,195)
================================================================================
Class Y
Shares sold                                           --              1,400,000
Shares issued on reinvestment                      3,100                 21,596
Shares reacquired                               (986,891)            (1,250,000)
--------------------------------------------------------------------------------
Net Increase (Decrease)                         (983,791)               171,596
================================================================================


44   Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

================================================================================
Financial Highlights
================================================================================

For a share of each class of capital stock outstanding throughout each year ended March 31, unless otherwise noted:

Class A Shares                                2003           2002           2001           2000           1999
==================================================================================================================
Net Asset Value, Beginning of Year         $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
------------------------------------------------------------------------------------------------------------------
Net investment income                           0.009          0.018          0.035          0.028          0.028
Distributions from net investment income       (0.009)        (0.018)        (0.035)        (0.028)        (0.028)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year               $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
------------------------------------------------------------------------------------------------------------------
Total Return                                     0.85%          1.84%          3.54%          2.89%          2.84%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)         $    7,813     $    8,443     $    8,452     $    7,003     $    7,104
------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(1)                                   0.60%          0.61%          0.62%          0.63%          0.62%
   Net investment income                         0.84           1.82           3.46           2.84           2.79
==================================================================================================================

Class Y Shares                                 2003          2002           2001           2000           1999
==================================================================================================================
Net Asset Value, Beginning of Year         $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
------------------------------------------------------------------------------------------------------------------
Net investment income                           0.010          0.019          0.036          0.030          0.029
Distributions from net investment income       (0.010)        (0.019)        (0.036)        (0.030)        (0.029)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year               $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
------------------------------------------------------------------------------------------------------------------
Total Return                                     0.99%          1.93%          3.66%          3.03%          2.95%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)         $      0.0*    $      1.0     $      0.8     $      0.5     $     24.0
------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(1)                                   0.48%          0.48%          0.49%          0.50%          0.49%
   Net investment income                         1.12           1.92           3.50           2.87           2.90
==================================================================================================================

(1) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.70% for any share class.
*     Amount represents less than $0.1 million.

================================================================================
Tax Information (unaudited)
================================================================================

For Federal tax purposes, the Fund hereby designates for the year ended March 31, 2003:

      o     Total long-term capital gain dividends designated of $332,705

100% of the dividends paid by the Fund from net investment income were tax-exempt for regular Federal income tax purposes.


45   Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

================================================================================
Independent Auditors' Report
================================================================================

The Shareholders and Board of Directors
of Smith Barney Municipal Money Market Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney Municipal Money Market Fund, Inc. ("Fund") as of March 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Smith Barney Municipal Money Market Fund, Inc. as of March 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                     /s/ KPMG LLP


New York, New York
May 15, 2003


46   Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

================================================================================
Additional Information (unaudited)
================================================================================

Information about Directors and Officers

The business and affairs of Smith Barney Municipal Money Market Fund, Inc. ("Fund") are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and Officers of the Fund is set forth below. The Statement of Additional Information includes additional information about Fund Directors and is available, without charge, upon request by calling the Fund's transfer agent (Citigroup Trust Bank, fsb. at 1-800-451-2010).

                                                                                                  Number of
                                                      Term of                                    Portfolios
                                                    Office* and             Principal              in Fund           Other
                                      Position(s)     Length              Occupation(s)            Complex        Directorships
                                       Held with      of Time              During Past            Overseen           Held by
Name, Address and Age                    Fund         Served                Five Years           by Director         Director
====================================================================================================================================
Non-Interested Directors:

Lee Abraham                         Director           Since     Retired; Former Chairman            28         Signet Group PLC
13732 LeHavre Drive                                    1999      and CEO of Associated
Frenchman's Creek                                                Merchandising Corp., a
Palm Beach Gardens, FL 33410                                     major retail merchandis-
Age 75                                                           ing organization; Former
                                                                 Trustee of Galey & Lord,
                                                                 Liz Claiborne and
                                                                 R.G. Barry Corp.

Allan J. Bloostein                  Director           Since     President of Allan                  35         Taubman Centers Inc.
27 West 67th Street                                    1999      Bloostein Associates, a
New York, NY 10023                                               consulting firm; Former
Age 73                                                           Director of CVS Corp.

Jane F. Dasher                      Director           Since     Controller of PBK                   28                None
Korsant Partners                                       1999      Holdings Inc., a family
283 Greenwich Avenue                                             investment company
3rd Floor
Greenwich, CT 06830
Age 53

Donald R. Foley                     Director           Since     Retired                             19                None
3668 Freshwater Drive                                  1989
Jupiter, FL 33477
Age 80

Richard E. Hanson,  Jr.             Director           Since     Retired; Former Head of             28                None
2751 Vermont Route 140                                 1999      the New Atlanta Jewish
Poultney,  VT 05764                                              Community High School
Age 61

Dr. Paul Hardin                     Director           Since     Professor of Law &                  36                None
12083 Morehead                                         1994      Chancellor Emeritus at
Chapel Hill, NC 27514-8426                                       the University of
Age 71                                                           North Carolina

Roderick C. Rasmussen               Director           Since     Investment Counselor                28                None
9 Cadence Court                                        1989
Morristown, NJ 07960
Age 76

John P. Toolan                      Director           Since     Retired                             28         John Hancock Funds
7202 Southeast Golf Ridge Way                          1989
Hobe Sound, FL 33455
Age 72


47   Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

================================================================================
Additional Information (unaudited) (continued)
================================================================================

                                                                                                  Number of
                                                      Term of                                    Portfolios
                                                    Office* and             Principal              in Fund           Other
                                      Position(s)     Length              Occupation(s)            Complex        Directorships
                                       Held with      of Time              During Past            Overseen           Held by
Name, Address and Age                    Fund         Served                Five Years           by Director         Director
====================================================================================================================================
Interested Director:

R. Jay Gerken**                     Chairman,          Since     Managing Director of               225                None
CGM                                 President          2002      Citigroup Global Markets
399 Park Avenue                     and Chief                    Inc. ("CGM"); Chairman,
4th Floor                           Executive                    President and Chief
New York, NY 10022                  Officer                      Executive Officer of Smith
Age 51                                                           Barney Fund Management
                                                                 LLC ("SBFM"),  Travelers
                                                                 Investment Adviser, Inc.
                                                                 ("TIA") and Citi Fund
                                                                 Management Inc.

Officers:

Lewis E. Daidone                    Senior Vice        Since     Managing Director of CGM;          N/A                N/A
CGM                                 President          1986      Director and Senior Vice
125 Broad Street                    and Chief                    President of SBFM and TIA;
11th Floor                          Administrative               Former Chief Financial Officer
New York, NY 10004                  Officer                      and Treasurer of mutual funds
Age 45                                                           affiliated with Citigroup Inc.

Richrd L. Peteka                    Chief              Since     Director of CGM; Director and      N/A                N/A
CGM                                 Financial          2002      Head of Internal Control for
125 Broad Street                    Officer and                  Citigroup Asset Management
11th Floor                          Treasurer                    U.S. Mutual Fund Administra-
New York, NY 10004                                               tion from 1999-2002; Vice
Age 41                                                           President, Head of Mutual
                                                                 Fund Administration and
                                                                 Treasurer at Oppenheimer
                                                                 Capital from 1996-1999

Julie P. Callahan, CFA              Vice               Since     Vice President of CGM              N/A                N/A
CGM                                 President          2002
399 Park Avenue                     and
4th Floor                           Investment
New York, NY 10022                  Officer
Age 30

Joseph P. Deane                     Vice               Since     Managing Director of CGM;          N/A                N/A
CGM                                 President          1999      Investment Officer of SBFM
399 Park Avenue                     and
4th Floor                           Investment
New York, NY 10022                   Officer
Age 53

Kaprel Ozsolak                      Controller         Since     Vice President of CGM              N/A                N/A
CGM                                                    2002
125 Broad Street
11th Floor
New York, NY 10004
Age 37

Christina T. Sydor                   Secretary         Since     Managing Director of               N/A                N/A
CGM                                                    1989      CGM; General Counsel
300 First Stamford Place                                         and Secretary of
4th Floor                                                        SBFM and TIA
Stamford, CT 06902
Age 52

----------
* Each Director and Officer serves until his or her successor has been duly elected and qualified.
** Mr. Gerken is a Director who is an "interested person" of the Fund as defined in the Investment Company Act of 1940 because Mr. Gerken is an officer of SBFM and certain of its affiliates.


48   Smith Barney Municipal Money Market Fund, Inc.
                                              2003 Annual Report to Shareholders

--------------------------------------------------------------------------------
SMITH BARNEY
MUNICIPAL MONEY
MARKET FUND, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DIRECTORS

Lee Abraham
Allan J. Bloostein
Jane F. Dasher
Donald R. Foley
R. Jay Gerken, Chairman
Richard E. Hanson, Jr.
Dr. Paul Hardin
Roderick C. Rasmussen
John P. Toolan

OFFICERS

R. Jay Gerken
President and Chief Executive Officer

Lewis E. Daidone
Senior Vice President and
Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Julie P. Callahan, CFA
Vice President and
Investment Officer

Joseph P. Deane
Vice President and Investment Officer

Kaprel Ozsolak
Controller

Christina T. Sydor
Secretary

INVESTMENT MANAGER

Smith Barney Fund
  Management LLC

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN

State Street Bank and
  Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT

PFPC Global Fund Services
P.O. Box 9699 Providence, Rhode Island
02940-9699


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.
--------------------------------------------------------------------------------

This report is submitted for the general information of the shareholders of Smith Barney Municipal Money Market Fund, Inc., but it may also be used as sales literature when proceeded or accompanied by the current Prospectus, which gives details about changes, expenses, investment objectives and operating policies of the Fund. If used as sales material after June 30, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY MUNICIPAL
MONEY MARKET FUND, INC.
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarney.com/mutualfunds

(C)2003 Citigroup Global Markets Inc.
Member NASD, SIPC


FD2396 5/03                                                              03-4887